UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s PGIM QMA Emerging Markets Equity Fund and PGIM QMA International Developed Markets Index Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2021

Date of reporting period:	04/30/2021

Item 1 – Reports to Stockholders

PGIM QMA EMERGING MARKETS EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM QMA Emerging Markets Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Emerging Markets Equity Fund

June 15, 2021

PGIM QMA Emerging Markets Equity Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund (Class R6)	22.39	46.48	11.26 (11/29/16)
MSCI Emerging Markets Index
	22.95	48.71	13.16

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	6.6%
Tencent Holdings Ltd.	Interactive Media & Services	China	5.1%
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	4.6%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	3.8%
Vale SA	Metals & Mining	Brazil	1.6%
China Construction Bank Corp. (Class H Stock)	Banks	China	1.5%
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	Taiwan	1.5%
Baidu, Inc., ADR	Interactive Media & Services	China	1.3%
Sberbank of Russia PJSC, ADR	Banks	Russia	1.1%
Meituan (Class B Stock), 144A	Internet & Direct Marketing Retail	China	1.0%

Holdings reflect only long-term investments and are subject to change.

PGIM QMA Emerging Markets Equity Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs as applicable, and (2) ongoing costs, including management fees and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Emerging Markets Equity Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,223.90	1.20%	$6.62
Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM QMA Emerging Markets Equity Fund	7

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 97.0%

COMMON STOCKS 94.9%

Brazil 4.1%

Ambev SA	8,400	$23,165
B3 SA - Brasil Bolsa Balcao	11,600	110,084
Banco Bradesco SA	8,001	30,504
Banco do Brasil SA	4,800	26,067
Banco Santander Brasil SA, UTS	39,100	278,059
BB Seguridade Participacoes SA	3,900	16,011
Centrais Eletricas Brasileiras SA	1,800	12,237
Cia Siderurgica Nacional SA	3,800	34,586
Petroleo Brasileiro SA	21,800	92,866
Telefonica Brasil SA	2,900	22,983
TIM SA	133,000	297,484
Vale SA	37,932	766,105
WEG SA	49,800	318,398

		2,028,549

Chile 0.9%

Banco Santander Chile	3,101,766	170,204
Empresas CopEC SA	2,325	25,038
Falabella SA	50,537	228,250

		423,492

China 36.7%

Agile Group Holdings Ltd.	210,000	329,403
Airtac International Group	1,000	42,323
Alibaba Group Holding Ltd., ADR*	9,800	2,263,310
A-Living Smart City Services Co. Ltd. (Class H Stock), 144A	2,750	12,717
Anhui Conch Cement Co. Ltd. (Class H Stock)	28,500	170,290
Autohome, Inc., ADR	2,300	213,279
Baidu, Inc., ADR*	3,000	630,990
Bank of China Ltd. (Class H Stock)	878,000	349,579
Bank of Communications Co. Ltd. (Class H Stock)	51,000	32,636
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	62,400	83,113
Beijing Enterprises Holdings Ltd.	2,500	8,186
BOE Technology Group Co. Ltd. (Class A Stock)	32,800	37,072
BYD Co. Ltd. (Class H Stock)	4,500	93,073
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (Class A Stock)	2,000	60,100
China CITIC Bank Corp. Ltd. (Class H Stock)	285,000	149,485
China Construction Bank Corp. (Class H Stock)	933,000	738,756
China Galaxy Securities Co. Ltd. (Class H Stock)	361,000	215,497
China Hongqiao Group Ltd.	229,000	363,515

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

China Medical System Holdings Ltd.	169,000	$392,272
China Meidong Auto Holdings Ltd.	4,000	20,031
China Merchants Bank Co. Ltd. (Class H Stock)	12,000	96,814
China Merchants Port Holdings Co. Ltd.	8,000	12,848
China National Building Material Co. Ltd. (Class H Stock)	191,000	277,492
China Overseas Land & Investment Ltd.	37,500	94,903
China Petroleum & Chemical Corp. (Class H Stock)	70,000	34,694
China Resources Cement Holdings Ltd.	16,000	17,445
China Resources Pharmaceutical Group Ltd., 144A	249,000	168,695
China Resources Power Holdings Co. Ltd.	12,000	15,769
China Shenhua Energy Co. Ltd. (Class H Stock)	175,000	364,987
China South Publishing & Media Group Co. Ltd. (Class A Stock)	50,200	79,137
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)	2,189	105,136
China Zheshang Bank Co. Ltd. (Class A Stock)	78,000	47,552
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	600	20,858
CITIC Ltd.	305,000	321,468
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	800	47,889
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	227,500	408,299
CSPC Pharmaceutical Group Ltd.	87,200	108,110
Daqo New Energy Corp., ADR*	400	32,196
Focus Media Information Technology Co. Ltd. (Class A Stock)	50,600	84,202
GF Securities Co. Ltd. (Class H Stock)	208,600	302,956
Greenland Holdings Corp. Ltd. (Class A Stock)	84,300	73,685
Guangdong Kinlong Hardware Products Co. Ltd. (Class A Stock)	2,800	81,786
Haitian International Holdings Ltd.	4,000	16,316
Hengan International Group Co. Ltd.	31,000	200,831
Huaxin Cement Co. Ltd. (Class A Stock)	3,400	11,518
Hunan Valin Steel Co. Ltd. (Class A Stock)	58,500	70,767
Industrial & Commercial Bank of China Ltd. (Class H Stock)	689,000	448,611
Industrial Bank Co. Ltd. (Class A Stock)	29,400	98,717
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	2,200	13,918
Intco Medical Technology Co. Ltd. (Class A Stock)	3,000	78,964
JD Health International, Inc., 144A*	11,000	171,529
JD.com, Inc., ADR*	5,100	394,536
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	6,956	92,322
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	5,900	28,948
Jiangxi Copper Co. Ltd. (Class H Stock)	7,000	17,180
Jinke Properties Group Co. Ltd. (Class A Stock)	7,800	7,937
Jiumaojiu International Holdings Ltd., 144A*	25,000	104,793
KE Holdings, Inc., ADR*	4,500	234,225
Kweichow Moutai Co. Ltd. (Class A Stock)	200	61,906
KWG Group Holdings Ltd.	7,500	12,064
Lenovo Group Ltd.	38,000	52,127

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Li Ning Co. Ltd.	5,500	$44,957
Livzon Pharmaceutical Group, Inc. (Class A Stock)	11,200	81,241
Longfor Group Holdings Ltd., 144A	25,500	158,881
Luzhou Laojiao Co. Ltd. (Class A Stock)	600	23,623
Meituan (Class B Stock), 144A*	13,200	505,477
Metallurgical Corp. of China Ltd. (Class A Stock)	104,900	49,841
Midea Group Co. Ltd. (Class A Stock)	1,100	13,581
Muyuan Foods Co. Ltd. (Class A Stock)	1,400	24,438
New China Life Insurance Co. Ltd. (Class H Stock)	81,500	314,550
NIO, Inc., ADR*	6,100	243,024
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	48,000	16,465
Pinduoduo, Inc., ADR*	200	26,786
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	34,500	378,124
Sany Heavy Industry Co. Ltd. (Class A Stock)	18,000	85,708
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	44,500	77,255
Shandong Buchang Pharmaceuticals Co. Ltd. (Class A Stock)	5,200	18,322
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	3,000	19,092
Shanghai International Port Group Co. Ltd. (Class A Stock)	98,361	70,278
Shanghai M&G Stationery, Inc. (Class A Stock)	2,500	35,286
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	4,800	10,940
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	53,900	83,649
Shanxi Coking Coal Energy Group Co. Ltd. (Class A Stock)	86,400	75,003
Shenzhen Investment Ltd.	204,000	74,865
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,400	100,725
Shenzhen Overseas Chinese Town Co. Ltd. (Class A Stock)	10,500	15,094
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (Class A Stock)	5,200	22,504
Shimao Group Holdings Ltd.	7,000	20,260
Sinotruk Hong Kong Ltd.	48,500	119,385
Sunac China Holdings Ltd.	16,000	62,332
Sungrow Power Supply Co. Ltd. (Class A Stock)	800	11,031
Sunny Optical Technology Group Co. Ltd.	4,100	99,868
Tencent Holdings Ltd.	31,400	2,523,477
Uni-President China Holdings Ltd.	8,000	9,764
Vipshop Holdings Ltd., ADR*	13,400	412,318
Wanhua Chemical Group Co. Ltd. (Class A Stock)	1,200	19,038
Want Want China Holdings Ltd.	257,000	186,357
Weibo Corp., ADR*	400	20,160
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	17,560	38,977
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	10,000	11,948
Yum China Holdings, Inc.	7,100	446,732
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Class A Stock)	300	15,709

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Zhongsheng Group Holdings Ltd.	49,500	$375,540
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	7,200	10,000
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	31,500	57,373

		18,129,735

Colombia 0.0%

Bancolombia SA	1,330	9,894

Hong Kong 0.1%

Nine Dragons Paper Holdings Ltd.	30,000	41,234

Hungary 0.2%

Richter Gedeon Nyrt	3,254	93,017

India 8.0%

ACC Ltd.	429	10,927
Adani Ports & Special Economic Zone Ltd.*	2,688	26,584
Ambuja Cements Ltd.	3,942	16,484
Aurobindo Pharma Ltd.	21,666	287,602
Bajaj Auto Ltd.*	3,019	156,371
Colgate-Palmolive India Ltd.	2,195	43,939
GAIL India Ltd.	9,078	16,870
Havells India Ltd.	1,281	17,157
HCL Technologies Ltd.	28,921	351,818
Hero MotoCorp Ltd.	4,168	158,991
Housing Development Finance Corp. Ltd.	925	30,214
ICICI Bank Ltd.*	29,269	238,206
Indus Towers Ltd.	4,350	14,853
Infosys Ltd., ADR	19,900	359,792
Ipca Laboratories Ltd.	400	11,372
ITC Ltd.	67,021	183,434
Jubilant Foodworks Ltd.*	460	17,970
Larsen & Toubro Infotech Ltd., 144A	1,998	105,104
LIC Housing Finance Ltd.	2,645	14,514
Motherson Sumi Systems Ltd.*	39,683	115,206
MRF Ltd.	12	13,115
NTPC Ltd.	240,381	333,031
Oil & Natural Gas Corp. Ltd.	67,416	98,450
Page Industries Ltd.	32	12,844
Power Grid Corp. of India Ltd.	77,307	229,615
Reliance Industries Ltd.	5,168	139,188

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)

State Bank of India*	40,561	$194,152
Sun Pharmaceutical Industries Ltd.	30,044	266,199
Tata Consultancy Services Ltd.	3,629	148,971
UltraTech Cement Ltd.	616	52,316
Wipro Ltd.	44,399	294,753

		3,960,042

Indonesia 0.8%

Indofood Sukses Makmur Tbk PT	343,400	155,161
United Tractors Tbk PT	165,100	242,418

		397,579

Kuwait 0.0%

Mobile Telecommunications Co.	12,644	25,286

Malaysia 1.6%

Hartalega Holdings Bhd	9,900	24,849
Kossan Rubber Industries	39,800	43,161
Sime Darby Bhd	18,200	10,057
Supermax Corp. Bhd	51,133	75,573
Telekom Malaysia Bhd	163,800	228,469
Top Glove Corp. Bhd	264,000	364,026
Westports Holdings Bhd	51,900	54,458

		800,593

Mexico 1.4%

Arca Continental SAB de CV	2,600	13,989
Grupo Bimbo SAB de CV (Class A Stock)	9,600	19,165
Grupo Mexico SAB de CV (Class B Stock)	81,600	370,114
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	58,600	101,567
Megacable Holdings SAB de CV, UTS	16,200	59,316
Orbia Advance Corp. SAB de CV	6,300	17,622
Wal-Mart de Mexico SAB de CV	29,400	96,413

		678,186

Pakistan 0.1%

Habib Bank Ltd.	57,359	46,816

Peru 0.1%

Southern Copper Corp.	400	27,764

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Philippines 0.1%

International Container Terminal Services, Inc.	5,760	$15,537
PLDT, Inc.	1,410	37,363

		52,900

Poland 0.2%

Cyfrowy Polsat SA	1,590	12,384
Polskie Gornictwo Naftowe i Gazownictwo SA	48,082	83,371

		95,755

Qatar 0.3%

Industries Qatar QSC	10,255	37,898
Masraf Al Rayan QSC	51,882	63,632
Qatar Gas Transport Co. Ltd.	28,691	24,887
Qatar International Islamic Bank QSC	4,740	12,030

		138,447

Russia 2.9%

Inter RAO UES PJSC	1,872,000	122,384
Magnit PJSC, GDR	15,458	218,241
MMC Norilsk Nickel PJSC	350	119,580
PhosAgro PJSC, GDR	795	14,654
Rosneft Oil Co. PJSC	49,180	343,979
Sberbank of Russia PJSC, ADR	35,112	553,016
Severstal PAO	1,225	28,934
Surgutneftegas PJSC	42,000	18,998

		1,419,786

Saudi Arabia 1.7%

Al Rajhi Bank	18,760	494,669
Bank AlBilad	2,112	21,081
Jarir Marketing Co.	3,954	209,968
Saudi Arabian Oil Co., 144A	1,764	16,639
Saudi Telecom Co.	3,379	114,379

		856,736

South Africa 4.5%

African Rainbow Minerals Ltd.	680	12,739
Anglo American Platinum Ltd.	318	43,612
Exxaro Resources Ltd.(a)	25,507	269,060
Impala Platinum Holdings Ltd.	22,990	431,171

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

South Africa (cont’d.)

Kumba Iron Ore Ltd.	7,408	$336,507
Mr. Price Group Ltd.	28,032	352,073
MultiChoice Group	35,625	305,964
Naspers Ltd. (Class N Stock)	1,125	256,499
Old Mutual Ltd.	27,166	23,703
Shoprite Holdings Ltd.	4,609	45,982
Sibanye Stillwater Ltd.	11,424	53,279
SPAR Group Ltd. (The)	1,820	23,072
Vodacom Group Ltd.	3,570	30,943
Woolworths Holdings Ltd.*	5,548	18,835

		2,203,439

South Korea 13.2%

BNK Financial Group, Inc.	55,999	386,003
Coway Co. Ltd.	254	15,267
DB Insurance Co. Ltd.	551	24,229
E-MART, Inc.	545	82,288
Hana Financial Group, Inc.	10,779	442,519
Hankook Tire & Technology Co. Ltd.	2,108	90,876
Kakao Corp.	1,650	168,102
KB Financial Group, Inc.	9,524	469,771
Kia Corp.	5,789	399,846
Korea Investment Holdings Co. Ltd.	247	24,884
KT&G Corp.	3,141	232,557
Kumho Petrochemical Co. Ltd.	1,539	360,173
LG Corp.	511	57,951
LG Electronics, Inc.	2,651	374,690
LG Innotek Co. Ltd.	168	30,384
Meritz Securities Co. Ltd.	78,763	341,756
NAVER Corp.	830	267,989
NH Investment & Securities Co. Ltd.	988	11,414
POSCO	411	133,817
Samsung Card Co. Ltd.	294	9,329
Samsung Electro-Mechanics Co. Ltd.	1,990	319,979
Samsung Electronics Co. Ltd.	25,726	1,882,690
Samsung Life Insurance Co. Ltd.	182	13,378
Samsung Securities Co. Ltd.	315	12,075
Seegene, Inc.	540	45,903
SK Hynix, Inc.	2,107	241,891
SK Telecom Co. Ltd.	224	61,083

		6,500,844

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan 14.4%

Acer, Inc.	16,000	$19,685
ASE Technology Holding Co. Ltd.	18,000	75,616
Asustek Computer, Inc.	31,000	415,244
AU Optronics Corp.*	50,000	59,226
Cathay Financial Holding Co. Ltd.	46,000	86,001
Chailease Holding Co. Ltd.	3,000	21,656
Cheng Shin Rubber Industry Co. Ltd.	10,000	19,282
Chicony Electronics Co. Ltd.	4,000	12,051
Chunghwa Telecom Co. Ltd.	23,000	93,829
Compal Electronics, Inc.	24,000	21,458
CTBC Financial Holding Co. Ltd.	24,000	19,556
Delta Electronics, Inc.	3,000	32,363
Eclat Textile Co. Ltd.	4,000	76,776
Evergreen Marine Corp. Taiwan Ltd.*	12,000	34,106
Fubon Financial Holding Co. Ltd.	154,000	352,208
Giant Manufacturing Co. Ltd.	2,000	25,542
Hon Hai Precision Industry Co. Ltd.	122,000	502,500
Lite-On Technology Corp.	144,000	329,423
MediaTek, Inc.	17,000	721,485
Micro-Star International Co. Ltd.	4,000	26,336
Nien Made Enterprise Co. Ltd.	17,000	273,493
Novatek Microelectronics Corp.	4,000	89,122
Phison Electronics Corp.	1,000	21,671
Quanta Computer, Inc.	16,000	56,117
SinoPac Financial Holdings Co. Ltd.	44,000	20,911
Synnex Technology International Corp.	8,000	15,948
Taishin Financial Holding Co. Ltd.	56,000	28,219
Taiwan Semiconductor Manufacturing Co. Ltd.	155,000	3,280,962
Uni-President Enterprises Corp.	27,000	72,535
United Microelectronics Corp.	64,000	128,473
Vanguard International Semiconductor Corp.	5,000	21,283
Wistron Corp.	29,000	33,941
Wiwynn Corp.	1,000	32,552
Yageo Corp.	3,000	58,141
Yuanta Financial Holding Co. Ltd.	51,000	47,282

		7,124,993

Thailand 1.4%

Charoen Pokphand Foods PCL	319,000	297,212
Kasikornbank PCL	6,400	27,122
PTT Exploration & Production PCL	7,500	28,625
Siam Cement PCL (The)	2,900	43,053

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Thailand (cont’d.)

Siam Commercial Bank PCL (The)	4,800	$16,149
Thai Union Group PCL	612,800	297,532

		709,693

Turkey 1.2%

Anadolu Efes Biracilik Ve Malt Sanayii A/S	7,487	21,151
BIM Birlesik Magazalar A/S	2,542	19,991
Eregli Demir ve Celik Fabrikalari TAS	7,497	17,250
Ford Otomotiv Sanayi A/S	12,702	270,738
KOC Holding A/S	4,214	9,329
Turkcell Iletisim Hizmetleri A/S	138,844	249,108

		587,567

United Arab Emirates 0.9%

Abu Dhabi Islamic Bank PJSC	65,604	86,171
Aldar Properties PJSC	20,874	19,929
First Abu Dhabi Bank PJSC	88,139	341,586

		447,686

United States 0.1%

JBS SA	5,400	30,022

TOTAL COMMON STOCKS
(cost $35,119,515)		46,830,055

PREFERRED STOCKS 2.1%

Brazil 1.3%

Bradespar SA (PRFC)	1,300	17,011
Cia Energetica de Minas Gerais (PRFC)	5,153	13,185
Cia Paranaense de Energia (PRFC B)	259,200	301,093
Gerdau SA (PRFC)	11,700	71,552
Itausa SA (PRFC)	58,200	107,892
Petroleo Brasileiro SA (PRFC)	27,400	119,445

		630,178

Chile 0.1%

Embotelladora Andina SA (PRFC B)	12,364	29,486

Russia 0.0%

Surgutneftegas PJSC (PRFC)	38,200	21,779

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

PREFERRED STOCKS (Continued)

South Korea 0.7%

Hyundai Motor Co. (2nd PRFC)	200	$19,070
Hyundai Motor Co. (PRFC)	128	12,253
LG Chem Ltd. (PRFC)	42	16,836
Samsung Electronics Co. Ltd. (PRFC)	4,771	314,202

		362,361

TOTAL PREFERRED STOCKS (cost $864,234)		1,043,804

TOTAL LONG-TERM INVESTMENTS (cost $35,983,749)		47,873,859

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUNDS 2.6%
PGIM Core Ultra Short Bond Fund(wa)	967,858	967,858
PGIM Institutional Money Market Fund (cost $293,333; includes $293,319 of cash collateral for securities on loan)(b)(wa)	293,480	293,333

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,261,191)		1,261,191

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) 0.2%
U.S. Treasury Bills	0.030%	06/17/21	50	50,000
U.S. Treasury Bills	0.037	09/16/21	75	74,997

TOTAL U.S. TREASURY OBLIGATIONS (cost $124,988)				124,997

TOTAL SHORT-TERM INVESTMENTS (cost $1,386,179)				1,386,188

TOTAL INVESTMENTS 99.8% (cost $37,369,928)				49,260,047
Other assets in excess of liabilities(z) 0.2%				95,793

NET ASSETS 100.0%				$49,355,840

See Notes to Financial Statements.

18

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $268,114; cash collateral of $293,319 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
18	Mini MSCI Emerging Markets Index	Jun. 2021	$1,202,940	$(423)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Morgan Stanley & Co. LLC	$—	$124,997

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Common Stocks
Brazil	$2,028,549	$—	$—
Chile	423,492	—	—
China	4,917,556	13,212,179	—
Colombia	9,894	—	—
Hong Kong	—	41,234	—
Hungary	—	93,017	—
India	359,792	3,600,250	—
Indonesia	—	397,579	—
Kuwait	—	25,286	—
Malaysia	—	800,593	—
Mexico	678,186	—	—
Pakistan	—	46,816	—
Peru	27,764	—	—
Philippines	—	52,900	—
Poland	—	95,755	—
Qatar	—	138,447	—
Russia	—	1,419,786	—
Saudi Arabia	—	856,736	—
South Africa	—	2,203,439	—
South Korea	—	6,500,844	—
Taiwan	—	7,124,993	—
Thailand	—	709,693	—
Turkey	—	587,567	—
United Arab Emirates	—	447,686	—
United States	30,022	—	—
Preferred Stocks
Brazil	630,178	—	—
Chile	29,486	—	—
Russia	—	21,779	—
South Korea	—	362,361	—
Affiliated Mutual Funds	1,261,191	—	—
U.S. Treasury Obligations	—	124,997	—

Total	$10,396,110	$38,863,937	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(423)	$—	$—

See Notes to Financial Statements.

20

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Banks	12.5%
Semiconductors & Semiconductor Equipment	9.4
Internet & Direct Marketing Retail	8.2
Interactive Media & Services	7.6
Technology Hardware, Storage & Peripherals	6.4
Metals & Mining	6.4
Oil, Gas & Consumable Fuels	4.4
Pharmaceuticals	3.0
Automobiles	2.8
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	2.6
IT Services	2.5
Insurance	2.5
Food Products	2.4
Electronic Equipment, Instruments & Components	2.3
Real Estate Management & Development	2.2
Specialty Retail	2.1
Capital Markets	2.0
Health Care Equipment & Supplies	1.5
Wireless Telecommunication Services	1.4
Electric Utilities	1.4
Household Durables	1.4
Construction Materials	1.2
Hotels, Restaurants & Leisure	1.2
Media	1.1
Food & Staples Retailing	1.0
Diversified Telecommunication Services	0.9
Marine	0.9
Industrial Conglomerates	0.9
Tobacco	0.9
Machinery	0.8
Chemicals	0.7
Electrical Equipment	0.7
Independent Power & Renewable Electricity Producers	0.7
Auto Components	0.5
Multiline Retail	0.5

Personal Products	0.5%
Beverages	0.4
Transportation Infrastructure	0.3
Textiles, Apparel & Luxury Goods	0.3
U.S. Treasury Obligations	0.2
Household Products	0.2
Building Products	0.2
Diversified Financial Services	0.1
Biotechnology	0.1
Construction & Engineering	0.1
Commercial Services & Supplies	0.1
Thrifts & Mortgage Finance	0.1
Paper & Forest Products	0.1
Leisure Products	0.1
Gas Utilities	0.0	*
Health Care Providers & Services	0.0	*
Consumer Finance	0.0	*

	99.8
Other assets in excess of liabilities	0.2

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$423*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$4,907

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(423)

See Notes to Financial Statements.

22

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$489,387

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$268,114	$(268,114)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      23

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets

Investments at value, including securities on loan of $268,114:
Unaffiliated investments (cost $36,108,737)	$47,998,856
Affiliated investments (cost $1,261,191)	1,261,191
Foreign currency, at value (cost $128,329)	127,561
Receivable for investments sold	276,447
Receivable for Fund shares sold	199,642
Dividends receivable	87,003
Tax reclaim receivable	393
Prepaid expenses and other assets	4,677

Total Assets	49,955,770

Liabilities

Payable to broker for collateral for securities on loan	293,319
Payable for investments purchased	142,950
Accrued expenses and other liabilities	58,439
Foreign capital gains tax liability accrued	53,993
Management fee payable	27,339
Due to broker—variation margin futures	20,970
Payable for Fund shares purchased	1,814
Trustees’ fees payable	1,042
Affiliated transfer agent fee payable	64

Total Liabilities	599,930

Net Assets	$49,355,840

Net assets were comprised of:
Shares of beneficial interest, at par	$ 3,524
Paid-in capital in excess of par	38,397,759
Total distributable earnings (loss)	10,954,557

Net assets, April 30, 2021	$ 49,355,840

Class R6

Net asset value, offering price and redemption price per share, ($49,355,840 ÷ 3,523,637 shares of beneficial interest issued and outstanding)	$ 14.01

See Notes to Financial Statements.

24

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $79,647 foreign withholding tax)	$ 506,383
Income from securities lending, net (including affiliated income of $101)	706
Affiliated dividend income	393

Total income	507,482

Expenses
Management fee	166,606
Custodian and accounting fees	59,228
Audit fee	16,719
Fund data services	13,772
Legal fees and expenses	8,207
Trustees’ fees	5,418
Shareholders’ reports	2,480
Transfer agent’s fees and expenses (including affiliated expense of $161)	202
Registration fees	124
SEC registration fees	14
Miscellaneous	10,693

Total expenses	283,463
Less: Fee waiver and/or expense reimbursement	(16,858)

Net expenses	266,605

Net investment income (loss)	240,877

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(68)) (net of foreign capital gains taxes $(2,680))	2,729,474
Futures transactions	4,907
Foreign currency transactions	(15,038)

2,719,343

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(53,993))	5,264,751
Futures	(423)
Foreign currencies	(906)

5,263,422

Net gain (loss) on investment and foreign currency transactions	7,982,765

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,223,642

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      25

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$240,877	$530,694
Net realized gain (loss) on investment and foreign currency transactions	2,719,343	(1,996,159)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,263,422	3,667,270

Net increase (decrease) in net assets resulting from operations	8,223,642	2,201,805

Dividends and Distributions
Distributions from distributable earnings
Class R6	(567,424)	(649,151)

Fund share transactions
Net proceeds from shares sold	7,282,105	7,601,460
Net asset value of shares issued in reinvestment of dividends and distributions	567,424	649,151
Cost of shares purchased	(2,203,495)	(3,553,887)

Net increase (decrease) in net assets from Fund share transactions	5,646,034	4,696,724

Total increase (decrease)	13,302,252	6,249,378

Net Assets:

Beginning of period	36,053,588	29,804,210

End of period	$49,355,840	$36,053,588

See Notes to Financial Statements.

26

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Investment Portfolios 2 (“PIP 2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP 2 currently consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Emerging Markets Equity Fund (the “Fund”).

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. PIP 2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods

PGIM QMA Emerging Markets Equity Fund    27

Notes to Financial Statements  (unaudited) (continued)

when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are

28

classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or

PGIM QMA Emerging Markets Equity Fund    29

Notes to Financial Statements  (unaudited) (continued)

paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

30

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The Manager pays for the services of QMA.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if

PGIM QMA Emerging Markets Equity Fund    31

Notes to Financial Statements  (unaudited) (continued)

such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP 2, registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of PIP2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

32

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $25,876,285 and $22,181,886, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$—	$11,817,618	$10,849,760	$—	$—	$967,858	967,858	$393

PGIM Institutional Money Market Fund (1)(b)(wa)
—	1,869,571	1,576,170	—	(68)	293,333	293,480	101	(2)

$—	$13,687,189	$12,425,930	$—	$(68)	$1,261,191		$494

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$37,584,085

Gross Unrealized Appreciation	12,889,478
Gross Unrealized Depreciation	(1,213,939)

Net Unrealized Appreciation	$11,675,539

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $3,520,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

PGIM QMA Emerging Markets Equity Fund    33

Notes to Financial Statements  (unaudited) (continued)

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	3,523,637	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
4	84.7%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount

Six months ended April 30, 2021:
Shares sold	536,843	$7,282,105
Shares issued in reinvestment of dividends and distributions	44,714	567,424
Shares purchased	(163,963)	(2,203,495)

Net increase (decrease) in shares outstanding	417,594	$5,646,034

Year ended October 31, 2020:
Shares sold	706,936	$7,601,460
Shares issued in reinvestment of dividends and distributions	56,744	649,151
Shares purchased	(333,994)	(3,553,887)

Net increase (decrease) in shares outstanding	429,686	$4,696,724

8.    Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of

34

banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 9 days that the Fund had loans outstanding during the period was approximately $98,111, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $181,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures

PGIM QMA Emerging Markets Equity Fund    35

Notes to Financial Statements  (unaudited) (continued)

and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Investments in China Risk: Investments in China subject a Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

36

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

PGIM QMA Emerging Markets Equity Fund    37

Notes to Financial Statements  (unaudited) (continued)

related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

38

Financial Highlights   (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2021		Year Ended October 31,			November 29, 2016(a) through October 31, 2017
			2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.61		$11.14	$10.84	$13.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.18	0.19	0.20	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.51		0.53	0.43	(1.71)	3.09
Total from investment operations	2.58		0.71	0.62	(1.51)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.24)	(0.21)	(0.17)	(0.04)
Distributions from net realized gains	-		-	(0.11)	(0.69)	-
Total dividends and distributions	(0.18)		(0.24)	(0.32)	(0.86)	(0.04)
Net asset value, end of period	$14.01		$11.61	$11.14	$10.84	$13.21
Total Return(c):	22.39%		6.42%	5.82%	(12.31)%	32.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,356		$36,054	$29,804	$27,145	$28,470
Average net assets (000)	$44,797		$32,007	$28,694	$29,759	$24,017
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.20%	(e)	1.20%	1.20%	1.20%	1.20	%(e)
Expenses before waivers and/or expense reimbursement	1.28%	(e)	1.53%	1.70%	1.54%	1.74	%(e)
Net investment income (loss)	1.08%	(e)	1.66%	1.71%	1.56%	1.49	%(e)
Portfolio turnover rate(f)	51%		106%	117%	118%	102%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund      39

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA EMERGING MARKETS EQUITY FUND

NASDAQ	PQEMX
CUSIP	74440E706

MF244E2

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM QMA International Developed Markets Index Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA International Developed Markets Index Fund

June 15, 2021

PGIM QMA International Developed Markets Index Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund (Class R6)	29.23	42.14	10.64 (11/17/16)
FTSE Developed Markets Ex-North America Net Index
	29.81	42.47	11.12

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

FTSE Developed Markets Ex-North America Net Index—The FTSE Developed Markets Ex-North America Net Index is a part of a range of indexes designed to help investors benchmark their international investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

4	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
iShares MSCI EAFE ETF	Exchange Traded Funds	United States	3.2%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	1.7%
Nestle SA	Food Products	Switzerland	1.6%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	1.3%
Roche Holding AG	Pharmaceuticals	Switzerland	1.1%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	0.9%
Toyota Motor Corp.	Automobiles	Japan	0.9%
Novartis AG	Pharmaceuticals	Switzerland	0.9%
SAP SE	Software	Germany	0.8%
AIA Group Ltd.	Insurance	Hong Kong	0.8%

Holdings reflect only long-term investments and are subject to change.

PGIM QMA International Developed Markets Index Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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PGIM QMA International Developed Markets Index Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,292.30	0.31%	$1.76
Hypothetical	$1,000.00	$1,023.31	0.31%	$1.56

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM QMA International Developed Markets Index Fund	7

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 96.1%

COMMON STOCKS 92.0%

Australia 7.4%

Adbri Ltd.	1,980	$4,900
Afterpay Ltd.*	943	85,214
AGL Energy Ltd.	2,640	18,172
ALS Ltd.	2,211	17,925
Altium Ltd.	479	10,943
Alumina Ltd.	10,323	13,740
AMP Ltd.	15,878	13,672
Ampol Ltd.	1,050	20,737
Ansell Ltd.	579	18,870
APA Group	5,251	40,680
Appen Ltd.	437	5,293
Aristocrat Leisure Ltd.	2,740	78,340
ASX Ltd.	834	46,965
Atlas Arteria Ltd.	4,063	18,886
Aurizon Holdings Ltd.	7,845	22,661
AusNet Services	7,477	10,953
Australia & New Zealand Banking Group Ltd.	12,325	272,139
Bank of Queensland Ltd.	3,257	22,626
Beach Energy Ltd.	7,219	7,079
Bendigo & Adelaide Bank Ltd.	2,292	18,223
BHP Group Ltd.	12,723	463,894
BHP Group PLC	9,031	272,765
BlueScope Steel Ltd.	2,172	35,882
Boral Ltd.*	5,330	25,442
Brambles Ltd.	6,498	52,317
carsales.com Ltd.	863	13,210
Challenger Ltd.	2,694	10,583
Charter Hall Group, REIT	1,961	21,232
CIMIC Group Ltd.*	367	5,485
Cleanaway Waste Management Ltd.	5,554	12,183
Coca-Cola Amatil Ltd.	2,122	21,840
Cochlear Ltd.	280	48,089
Coles Group Ltd.	5,477	69,019
Commonwealth Bank of Australia	7,647	525,348
Computershare Ltd.	2,286	24,956
Crown Resorts Ltd.*	1,690	15,864
CSL Ltd.	1,957	409,973
CSR Ltd.	2,068	9,514
Deterra Royalties Ltd.	1,608	5,413
Dexus, REIT	4,577	36,018
Domain Holdings Australia Ltd.*	938	3,664
Domino’s Pizza Enterprises Ltd.	258	21,172
Downer EDI Ltd.	3,351	14,542

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)

Evolution Mining Ltd.	6,926	$24,519
Flight Centre Travel Group Ltd.*	750	9,682
Fortescue Metals Group Ltd.	6,826	118,076
Glencore PLC*	46,557	189,839
Goodman Group, REIT	7,850	114,377
GPT Group (The), REIT	8,338	29,708
Harvey Norman Holdings Ltd.	2,746	11,141
IDP Education Ltd.	680	11,912
IGO Ltd.	2,635	15,221
Iluka Resources Ltd.	1,608	9,585
Incitec Pivot Ltd.*	7,934	16,154
Insurance Australia Group Ltd.	10,488	39,720
IOOF Holdings Ltd.	2,602	7,310
JB Hi-Fi Ltd.	506	18,030
Lendlease Corp. Ltd.	3,162	30,966
Macquarie Group Ltd.	1,404	173,252
Magellan Financial Group Ltd.	583	21,766
Medibank Private Ltd.	11,293	26,882
Metcash Ltd.	4,888	13,397
Mineral Resources Ltd.	561	20,690
Mirvac Group, REIT	17,854	37,118
National Australia Bank Ltd.	14,208	292,674
Newcrest Mining Ltd.	3,615	73,648
NEXTDC Ltd.*	1,827	16,319
Northern Star Resources Ltd.	5,038	40,772
Nufarm Ltd.*	1,263	5,083
Oil Search Ltd.	9,266	27,066
Orica Ltd.	1,661	17,313
Origin Energy Ltd.	7,349	23,554
Orora Ltd.	3,977	9,727
OZ Minerals Ltd.	1,339	24,562
Perpetual Ltd.	224	5,986
Platinum Asset Management Ltd.	1,790	6,520
Qantas Airways Ltd.*	3,633	13,850
QBE Insurance Group Ltd.	6,148	46,803
Qube Holdings Ltd.	6,980	16,207
Ramsay Health Care Ltd.	768	39,927
REA Group Ltd.	208	25,390
Reece Ltd.	1,128	17,607
Rio Tinto Ltd.	1,612	150,520
Rio Tinto PLC	4,687	394,560
Santos Ltd.	7,984	42,779
Scentre Group, REIT	22,769	47,661
SEEK Ltd.*	1,541	36,945

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)

Seven Group Holdings Ltd.	498	$8,246
Shopping Centres Australasia Property Group, REIT	4,411	8,486
Sonic Healthcare Ltd.	2,099	57,962
South32 Ltd.	21,469	47,496
Star Entertainment Group Ltd. (The)*	3,812	11,713
Stockland, REIT	10,463	37,754
Suncorp Group Ltd.	5,418	44,027
Sydney Airport*	5,507	26,231
Tabcorp Holdings Ltd.	9,245	35,325
Telstra Corp. Ltd.	18,284	47,933
TPG Telecom Ltd.	1,820	7,759
Transurban Group	11,784	129,000
Treasury Wine Estates Ltd.	3,158	24,412
Vicinity Centres, REIT	15,338	18,724
Vocus Group Ltd.*	2,946	12,425
Washington H Soul Pattinson & Co. Ltd.	387	9,034
Wesfarmers Ltd.	4,888	204,127
Westpac Banking Corp.	15,841	304,870
Whitehaven Coal Ltd.*	3,515	3,463
WiseTech Global Ltd.	421	10,154
Woodside Petroleum Ltd.	4,082	71,767
Woolworths Group Ltd.	5,524	167,840
Worley Ltd.	1,231	10,258

		6,480,247

Austria 0.2%

ams AG*	1,076	18,721
ANDRITZ AG	308	16,817
Erste Group Bank AG*	1,197	42,569
OMV AG	650	32,132
Raiffeisen Bank International AG	619	13,589
Telekom Austria AG	745	6,179
Verbund AG	272	22,478
voestalpine AG	464	20,168

		172,653

Belgium 0.8%

Ackermans & van Haaren NV	107	17,174
Ageas SA/NV	751	45,653
Anheuser-Busch InBev SA/NV	3,587	254,695
Elia Group SA/NV	160	17,339
Etablissements Franz Colruyt NV	202	12,005
Galapagos NV*	193	14,997

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Belgium (cont’d.)
Groupe Bruxelles Lambert SA	455	$49,996
KBC Group NV*	1,185	92,222
Proximus SADP	537	11,496
Sofina SA	68	25,827
Solvay SA	311	39,758
Telenet Group Holding NV	216	9,277
UCB SA	522	48,689
Umicore SA	890	54,370
Warehouses De Pauw CVA, REIT	590	20,802

		714,300

Brazil 0.0%

Yara International ASA	728	38,012

Cambodia 0.0%

NagaCorp Ltd.	6,600	7,094

Chile 0.0%

Antofagasta PLC	1,494	38,584

China 0.6%
AAC Technologies Holdings, Inc.	2,700	14,877
BOC Hong Kong Holdings Ltd.	15,400	54,332
Budweiser Brewing Co. APAC Ltd., 144A	7,800	24,680
China Travel International Investment Hong Kong Ltd.*	16,000	2,776
Chow Tai Fook Jewellery Group Ltd.	7,000	11,335
ESR Cayman Ltd., 144A*	7,600	25,997
FIH Mobile Ltd.*	18,000	2,555
Kerry Logistics Network Ltd.	3,100	9,327
Lee & Man Paper Manufacturing Ltd.	6,000	5,230
Lenovo Group Ltd.	33,000	45,268
Microport Scientific Corp.	2,000	14,436
Minth Group Ltd.	3,300	13,395
MMG Ltd.*	10,000	6,516
Nexteer Automotive Group Ltd.	4,000	4,486
Prosus NV*	1,870	202,891
Shangri-La Asia Ltd.*	3,600	3,436
Shui On Land Ltd.	15,500	2,556
SITC International Holdings Co. Ltd.	5,000	19,121
Sun Art Retail Group Ltd.	10,000	9,231
Tingyi Cayman Islands Holding Corp.	8,400	15,096
Towngas China Co. Ltd.*	4,000	1,973
Uni-President China Holdings Ltd.	4,600	5,614

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Want Want China Holdings Ltd.	25,000	$18,128
Wharf Holdings Ltd. (The)	6,000	18,206
Wilmar International Ltd.	8,900	34,963

		566,425

Denmark 2.0%

Ambu A/S (Class B Stock)	729	40,867
AP Moller - Maersk A/S (Class A Stock)	18	42,281
AP Moller - Maersk A/S (Class B Stock)	25	62,047
Carlsberg A/S (Class B Stock)	431	75,846
Chr Hansen Holding A/S*	455	41,827
Coloplast A/S (Class B Stock)	571	94,789
Danske Bank A/S	2,880	54,989
Demant A/S*	495	24,916
DSV Panalpina A/S	869	194,080
Genmab A/S*	253	92,867
GN Store Nord A/S	556	50,111
H. Lundbeck A/S	301	9,297
Novo Nordisk A/S (Class B Stock)	6,969	511,173
Novozymes A/S (Class B Stock)	898	63,771
Orsted A/S, 144A	811	118,297
Pandora A/S*	415	47,007
ROCKWOOL International A/S (Class B Stock)	26	11,682
SimCorp A/S	168	22,214
Tryg A/S	1,305	29,898
Vestas Wind Systems A/S	4,390	181,309

		1,769,268

Finland 1.1%

Elisa OYJ	647	36,731
Fortum OYJ	1,886	49,614
Huhtamaki OYJ	414	19,629
Kesko OYJ (Class B Stock)	1,144	34,896
Kojamo OYJ	940	20,411
Kone OYJ (Class B Stock)	1,720	135,111
Metso Outotec OYJ	2,513	28,288
Neste OYJ	1,785	107,867
Nokia OYJ*	24,307	114,841
Nokian Renkaat OYJ	564	20,986
Nordea Bank Abp	14,628	151,570
Orion OYJ (Class B Stock)	423	18,757
Sampo OYJ (Class A Stock)	2,169	102,910
Stora Enso OYJ (Class R Stock)	2,529	48,387

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Finland (cont’d.)

UPM-Kymmene OYJ	2,293	$89,612
Wartsila OYJ Abp	2,009	25,978

		1,005,588

France 8.9%
Accor SA*	815	32,650
Adevinta ASA*	950	17,459
Aeroports de Paris*	138	17,661
Air Liquide SA	2,006	337,587
Airbus SE*	2,394	286,945
ALD SA, 144A	293	4,605
Alstom SA*	1,157	63,138
Amundi SA, 144A*	253	22,534
Arkema SA	304	37,936
Atos SE*	415	28,192
AXA SA	8,303	234,731
BioMerieux	197	23,406
BNP Paribas SA*	4,673	298,726
Bollore SA	4,506	22,707
Bouygues SA	956	40,973
Bureau Veritas SA*	1,223	36,554
Capgemini SE	689	125,989
Carrefour SA	2,525	48,626
Casino Guichard Perrachon SA*	200	6,979
Cie de Saint-Gobain*	2,052	129,150
Cie Generale des Etablissements Michelin SCA	769	111,236
Cie Plastic Omnium SA	277	9,301
CNP Assurances	606	10,611
Covivio, REIT	202	17,999
Credit Agricole SA*	4,962	76,472
Danone SA	2,620	184,796
Dassault Aviation SA*	9	9,825
Dassault Systemes SE	568	131,602
Edenred	1,056	59,908
Eiffage SA*	315	34,410
Electricite de France SA*	2,143	31,210
Engie SA*	7,147	106,361
EssilorLuxottica SA	1,273	211,935
Eurazeo SE	206	17,149
Faurecia SE*	492	26,475
Gecina SA, REIT	217	31,795
Getlink SE*	1,901	30,202
Hermes International	133	166,703
ICADE, REIT	122	9,519

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

Iliad SA	59	$10,707
Imerys SA	202	10,508
Ipsen SA	168	16,249
JCDecaux SA*	282	7,174
Kering SA	322	258,441
Klepierre SA, REIT	848	22,434
La Francaise des Jeux SAEM, 144A	371	19,009
Legrand SA	1,174	114,147
L’Oreal SA	1,036	424,287
LVMH Moet Hennessy Louis Vuitton SE	1,078	810,328
Natixis SA*	3,440	16,743
Neoen SA, 144A*	114	5,218
Orange SA	8,262	102,881
Orpea SA*	208	26,772
Pernod Ricard SA	907	186,161
Publicis Groupe SA	968	62,559
Remy Cointreau SA	102	20,371
Renault SA*	782	31,455
Rexel SA*	1,275	25,109
Rubis SCA	381	17,881
Safran SA*	1,393	207,750
Sanofi	4,701	493,108
Sartorius Stedim Biotech	103	47,308
Schneider Electric SE	2,270	362,478
SCOR SE*	690	22,309
SEB SA	130	23,645
Societe Generale SA*	3,336	94,698
Sodexo SA*	384	38,347
SOITEC*	89	17,934
Suez SA	1,666	39,756
Technip Energies NV*	390	5,525
Teleperformance	248	95,698
Thales SA	430	43,839
TOTAL SE	10,467	461,940
Ubisoft Entertainment SA*	413	31,020
Unibail-Rodamco-Westfield, REIT*	575	47,177
Valeo SA	1,043	33,740
Veolia Environnement SA	2,230	71,029
Vinci SA	1,952	214,128
Vivendi SE	3,364	117,292
Wendel SE	132	17,563
Worldline SA, 144A*	1,050	102,931

		7,871,706

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Germany 7.4%

1&1 Drillisch AG	176	$5,285
adidas AG*	830	256,304
Allianz SE	1,772	461,092
Aroundtown SA	5,326	41,012
BASF SE	3,951	318,535
Bayer AG	4,244	273,590
Bayerische Motoren Werke AG	1,394	139,904
Bechtle AG	117	23,799
Beiersdorf AG	448	50,409
Brenntag SE	672	60,383
Carl Zeiss Meditec AG	168	29,627
Commerzbank AG*	4,289	28,333
Continental AG	459	62,020
Covestro AG, 144A	783	51,240
CTS Eventim AG & Co. KGaA*	249	17,193
Daimler AG	3,549	316,179
Deutsche Bank AG*	8,828	123,406
Deutsche Boerse AG	792	136,452
Deutsche Lufthansa AG*	1,208	15,637
Deutsche Post AG	4,222	248,235
Deutsche Telekom AG	14,025	270,053
Deutsche Wohnen SE	1,485	80,192
DWS Group GmbH & Co. KGaA, 144A	153	6,709
E.ON SE	9,373	113,134
Evonik Industries AG	825	28,925
Evotec SE*	617	25,762
Fielmann AG*	95	7,223
Fraport AG Frankfurt Airport Services Worldwide*	133	8,849
Fresenius Medical Care AG & Co. KGaA	842	66,999
Fresenius SE & Co. KGaA	1,736	85,338
FUCHS PETROLUB SE	150	6,491
GEA Group AG	705	30,985
Hannover Rueck SE	257	47,579
HeidelbergCement AG	629	57,626
Hella GmbH & Co. KGaA*	214	12,800
HelloFresh SE*	629	52,189
Henkel AG & Co. KGaA	434	43,174
HOCHTIEF AG	92	8,636
Infineon Technologies AG	5,616	225,572
Just Eat Takeaway.com NV, 144A*	510	53,149
KION Group AG	355	35,333
Knorr-Bremse AG	290	35,527
LANXESS AG	342	25,112
LEG Immobilien SE	310	43,197

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)

Merck KGaA	570	$100,248
METRO AG	646	7,078
MTU Aero Engines AG	230	58,006
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	613	177,054
Nemetschek SE	227	16,894
OSRAM Licht AG*	150	9,391
ProSiebenSat. 1 Media SE*	627	13,600
Puma SE*	398	41,998
Rational AG	14	11,686
Rheinmetall AG	185	19,324
RWE AG	2,768	105,067
SAP SE	4,857	679,625
Scout24 AG, 144A	431	35,823
Siemens AG	3,246	540,452
Siemens Energy AG*	1,626	54,477
Siemens Healthineers AG, 144A	955	54,576
Symrise AG	545	70,412
Talanx AG	270	11,409
TeamViewer AG, 144A*	665	31,720
Telefonica Deutschland Holding AG	2,731	7,955
thyssenkrupp AG*	2,069	27,688
Traton SE	265	7,575
TUI AG*	3,714	22,014
Uniper SE	508	18,527
United Internet AG	467	19,681
Varta AG*	59	8,635
Volkswagen AG	136	43,327
Vonovia SE	2,469	162,399
Wacker Chemie AG	74	11,140
Zalando SE, 144A*	696	72,149

		6,469,119

Hong Kong 2.4%

AIA Group Ltd.	52,400	669,247
ASM Pacific Technology Ltd.	1,300	19,686
Bank of East Asia Ltd. (The)	5,200	10,949
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cafe de Coral Holdings Ltd.	2,000	4,346
Cathay Pacific Airways Ltd.*	3,700	3,268
Champion REIT, REIT	7,000	4,076
CK Asset Holdings Ltd.	10,500	65,842
CK Infrastructure Holdings Ltd.	2,700	16,552
CLP Holdings Ltd.	6,900	68,078
Dah Sing Banking Group Ltd.	3,600	3,961

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)

Dah Sing Financial Holdings Ltd.	800	$2,591
Dairy Farm International Holdings Ltd.	1,200	5,235
Guotai Junan International Holdings Ltd.	16,000	2,906
Haitong International Securities Group Ltd.	7,000	2,211
Hang Lung Group Ltd.	3,800	9,984
Hang Lung Properties Ltd.	9,000	24,578
Hang Seng Bank Ltd.	3,100	60,811
Henderson Land Development Co. Ltd.	6,004	26,708
Hong Kong & China Gas Co. Ltd.	44,054	70,632
Hong Kong Exchanges & Clearing Ltd.	5,540	334,786
Hongkong Land Holdings Ltd.	5,000	24,760
Huabao International Holdings Ltd.	5,000	5,292
Hutchison Port Holdings Trust, UTS	16,100	4,030
Hysan Development Co. Ltd.	2,800	10,539
Jardine Matheson Holdings Ltd.	870	58,339
Johnson Electric Holdings Ltd.	1,500	3,995
JS Global Lifestyle Co. Ltd., 144A*	3,500	10,560
Kerry Properties Ltd.	2,400	8,105
Link REIT, REIT	8,900	84,173
Man Wah Holdings Ltd.	6,000	12,600
Melco International Development Ltd.	3,600	7,184
MTR Corp. Ltd.	6,000	33,444
New World Development Co. Ltd.	5,900	31,233
NWS Holdings Ltd.	6,000	6,624
PCCW Ltd.	16,000	9,264
Power Assets Holdings Ltd.	6,100	37,504
Shun Tak Holdings Ltd.	6,000	1,927
Sino Land Co. Ltd.	15,600	23,167
Sun Hung Kai Properties Ltd.	6,000	90,525
Swire Pacific Ltd. (Class A Stock)	2,000	16,196
Swire Pacific Ltd. (Class B Stock)	2,900	3,678
Swire Properties Ltd.	4,800	14,337
Techtronic Industries Co. Ltd.	5,500	99,980
United Energy Group Ltd.*	28,000	5,536
Vinda International Holdings Ltd.	1,000	3,559
Vitasoy International Holdings Ltd.	3,000	11,618
VTech Holdings Ltd.	600	5,507
WH Group Ltd., 144A	35,200	30,777
Wharf Real Estate Investment Co. Ltd.	7,500	43,099
Xinyi Glass Holdings Ltd.	8,000	28,384
Yue Yuen Industrial Holdings Ltd.	3,700	9,314

		2,141,697

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Indonesia 0.0%

First Pacific Co. Ltd.	8,000	$2,739
Golden Agri-Resources Ltd.	26,100	4,907

		7,646

Ireland 0.6%

AIB Group PLC*	3,235	9,452
CRH PLC	3,397	160,992
Flutter Entertainment PLC*	702	143,631
Glanbia PLC	811	12,036
Kerry Group PLC (Class A Stock)	660	85,917
Kingspan Group PLC	666	59,629
Smurfit Kappa Group PLC	1,124	57,668

		529,325

Israel 0.5%

Airport City Ltd.*	216	3,591
Alony Hetz Properties & Investments Ltd.	408	5,875
Amot Investments Ltd.	580	3,796
Ashtrom Group Ltd.	171	3,681
Azrieli Group Ltd.	157	11,044
Bank Hapoalim BM*	4,812	38,420
Bank Leumi Le-Israel BM*	6,061	42,691
Bayside Land Corp. Ltd.	406	3,725
Bezeq The Israeli Telecommunication Corp. Ltd.*	8,238	8,970
Big Shopping Centers Ltd.*	30	3,624
Elbit Systems Ltd.	105	14,425
Electra Ltd./Israel	7	3,884
Energix-Renewable Energies Ltd.	729	2,869
Enlight Renewable Energy Ltd.*	2,285	4,779
Fattal Holdings 1998 Ltd.*	30	3,123
First International Bank Of Israel Ltd.*	211	6,448
Gazit-Globe Ltd.	714	4,660
Harel Insurance Investments & Financial Services Ltd.	653	6,860
ICL Group Ltd.	3,195	20,760
Israel Discount Bank Ltd. (Class A Stock)*	5,194	23,473
Maytronics Ltd.	183	3,746
Melisron Ltd.*	63	3,812
Mivne Real Estate KD Ltd.	2,892	7,954
Mizrahi Tefahot Bank Ltd.*	630	17,746
Nice Ltd.*	266	64,177
Nova Measuring Instruments Ltd.*	119	11,435
OPC Energy Ltd.*	304	3,033
Paz Oil Co. Ltd.	54	5,962

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Israel (cont’d.)

Phoenix Holdings Ltd. (The)	706	$6,283
Sapiens International Corp. NV	70	2,299
Shapir Engineering and Industry Ltd.	367	2,633
Shikun & Binui Ltd.*	905	6,099
Shufersal Ltd.	463	3,751
Strauss Group Ltd.	203	5,936
Teva Pharmaceutical Industries Ltd.*	4,250	45,345
Tower Semiconductor Ltd.*	424	12,168

		419,077

Italy 1.8%

A2A SpA	6,326	12,409
Amplifon SpA*	509	21,429
Assicurazioni Generali SpA	5,423	108,798
Atlantia SpA*	2,209	43,357
Banca Mediolanum SpA*	992	9,272
Buzzi Unicem SpA	523	14,006
Davide Campari-Milano NV	2,310	27,363
DiaSorin SpA	93	15,864
Enel SpA	33,558	334,503
Eni SpA	10,718	128,014
Ferrari NV	533	113,896
FinecoBank Banca Fineco SpA*	2,666	46,033
Hera SpA	2,883	11,646
Infrastrutture Wireless Italiane SpA, 144A	1,308	15,244
Intesa Sanpaolo SpA*	67,015	187,484
Italgas SpA	2,370	15,503
Leonardo SpA	1,894	15,514
Mediobanca Banca di Credito Finanziario SpA*	3,108	35,183
Moncler SpA*	827	50,610
Nexi SpA, 144A*	1,980	38,076
Pirelli & C SpA, 144A*	1,878	10,546
Poste Italiane SpA, 144A	2,077	27,225
PRADA SpA*	2,000	12,507
Prysmian SpA	1,075	33,677
Recordati Industria Chimica e Farmaceutica SpA	417	23,038
Snam SpA	9,287	52,260
Telecom Italia SpA	43,812	24,072
Telecom Italia SpA, RSP	24,718	14,551
Terna Rete Elettrica Nazionale SpA	5,857	43,227
UniCredit SpA	9,128	94,037
UnipolSai Assicurazioni SpA	2,039	6,330

		1,585,674

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan 21.6%

ABC-Mart, Inc.	100	$5,354
Acom Co. Ltd.	2,000	8,573
Activia Properties, Inc., REIT	2	9,205
Advance Residence Investment Corp., REIT	4	12,726
Advantest Corp.	870	82,048
Aeon Co. Ltd.	3,080	84,036
AEON Financial Service Co. Ltd.	410	4,658
Aeon Mall Co. Ltd.	630	9,992
AGC, Inc.	820	37,437
Aica Kogyo Co. Ltd.	280	9,935
Ain Holdings, Inc.	150	8,340
Air Water, Inc.	880	14,556
Aisin Corp.	800	30,833
Ajinomoto Co., Inc.	2,070	41,435
Alfresa Holdings Corp.	750	13,433
Alps Alpine Co. Ltd.	800	9,657
Amada Co. Ltd.	1,500	16,279
Amano Corp.	310	8,426
ANA Holdings, Inc.*	650	14,909
Anritsu Corp.	560	10,897
Aozora Bank Ltd.	520	11,199
Ariake Japan Co. Ltd.	70	4,053
As One Corp.	60	7,509
Asahi Group Holdings Ltd.	1,840	76,843
Asahi Intecc Co. Ltd.	800	21,539
Asahi Kasei Corp.	5,300	55,980
Asics Corp.	700	11,074
ASKUL Corp.	100	3,656
Astellas Pharma, Inc.	7,980	119,820
Azbil Corp.	600	24,268
Bandai Namco Holdings, Inc.	870	63,915
Bank of Kyoto Ltd. (The)	340	18,265
BayCurrent Consulting, Inc.	40	10,894
Benefit One, Inc.	300	7,510
Benesse Holdings, Inc.	320	7,070
Bic Camera, Inc.	600	6,190
Bridgestone Corp.	2,500	100,280
Brother Industries Ltd.	1,100	23,250
Calbee, Inc.	340	8,150
Canon Marketing Japan, Inc.	160	3,859
Canon, Inc.	4,280	101,826
Capcom Co. Ltd.	800	26,027
Casio Computer Co. Ltd.	1,000	17,650
Central Japan Railway Co.	754	110,591

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Chiba Bank Ltd. (The)	2,800	$17,485
Chubu Electric Power Co., Inc.	3,200	38,667
Chugai Pharmaceutical Co. Ltd.	2,820	106,064
Chugoku Bank Ltd. (The)	650	5,144
Chugoku Electric Power Co., Inc. (The)	1,280	14,299
Coca-Cola Bottlers Japan Holdings, Inc.	540	8,642
COMSYS Holdings Corp.	500	15,507
Concordia Financial Group Ltd.	5,100	19,186
Cosmo Energy Holdings Co. Ltd.	300	6,447
Cosmos Pharmaceutical Corp.	40	5,744
Credit Saison Co. Ltd.	750	8,630
CyberAgent, Inc.	1,760	36,183
Dai Nippon Printing Co. Ltd.	1,150	22,895
Daicel Corp.	1,180	9,113
Daido Steel Co. Ltd.	160	7,607
Daifuku Co. Ltd.	450	44,378
Dai-ichi Life Holdings, Inc.	4,700	84,771
Daiichi Sankyo Co. Ltd.	8,260	210,573
Daiichikosho Co. Ltd.	230	8,566
Daikin Industries Ltd.	1,110	222,848
Daio Paper Corp.	300	4,917
Daito Trust Construction Co. Ltd.	296	31,476
Daiwa House Industry Co. Ltd.	2,770	82,014
Daiwa House REIT Investment Corp., REIT	7	18,817
Daiwa Office Investment Corp., REIT	1	7,226
Daiwa Securities Group, Inc.	6,800	36,204
DeNA Co. Ltd.	510	10,413
Denka Co. Ltd.	390	15,285
Denso Corp.	1,980	128,127
Dentsu Group, Inc.	930	28,576
DIC Corp.	400	10,233
Disco Corp.	100	32,276
DMG Mori Co. Ltd.	500	8,090
Dowa Holdings Co. Ltd.	170	7,123
East Japan Railway Co.	1,630	111,559
Ebara Corp.	400	17,105
Eisai Co. Ltd.	1,114	72,636
Elecom Co. Ltd.	200	4,202
Electric Power Development Co. Ltd.	800	12,794
ENEOS Holdings, Inc.	13,010	55,998
Ezaki Glico Co. Ltd.	210	7,847
Fancl Corp.	300	9,782
FANUC Corp.	823	189,830
Fast Retailing Co. Ltd.	215	176,465

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Food & Life Cos. Ltd.	500	$22,382
FP Corp.	180	7,001
Fuji Electric Co. Ltd.	600	27,332
Fuji Kyuko Co. Ltd.	100	4,775
Fuji Media Holdings, Inc.	300	3,633
Fuji Oil Holdings, Inc.	160	4,123
FUJIFILM Holdings Corp.	1,560	101,197
Fujitsu General Ltd.	200	5,294
Fujitsu Ltd.	780	124,121
Fukuoka Financial Group, Inc.	660	11,259
Fukuyama Transporting Co. Ltd.	120	4,591
Furukawa Electric Co. Ltd.	300	7,982
Fuyo General Lease Co. Ltd.	100	6,648
GLP J-REIT, REIT	13	21,773
GMO internet, Inc.	300	8,923
GMO Payment Gateway, Inc.	140	17,857
Goldwin, Inc.	142	8,471
GS Yuasa Corp.	300	8,108
GungHo Online Entertainment, Inc.	120	2,292
Gunma Bank Ltd. (The)	1,800	5,873
H.U. Group Holdings, Inc.	240	7,863
Hachijuni Bank Ltd. (The)	1,890	6,446
Hakuhodo DY Holdings, Inc.	1,100	18,488
Hamamatsu Photonics KK	550	31,834
Hankyu Hanshin Holdings, Inc.	970	30,575
Haseko Corp.	1,170	15,670
Heiwa Corp.	200	3,385
Hikari Tsushin, Inc.	80	16,092
Hino Motors Ltd.	1,100	9,175
Hirogin Holdings, Inc.	1,400	7,728
Hirose Electric Co. Ltd.	145	23,116
Hisamitsu Pharmaceutical Co., Inc.	310	18,033
Hitachi Construction Machinery Co. Ltd.	420	12,899
Hitachi Ltd.	3,980	195,822
Hitachi Metals Ltd.*	800	15,523
Hitachi Transport System Ltd.	150	4,674
Hokuriku Electric Power Co.	600	3,637
Honda Motor Co. Ltd.	7,440	219,670
Horiba Ltd.	150	9,765
Hoshizaki Corp.	220	19,525
House Foods Group, Inc.	340	10,562
Hoya Corp.	1,550	176,256
Hulic Co. Ltd.	1,660	18,893
Ibiden Co. Ltd.	460	21,772

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Ichigo, Inc.	1,100	$3,429
Idemitsu Kosan Co. Ltd.	1,047	25,128
IHI Corp.*	630	12,706
Iida Group Holdings Co. Ltd.	630	15,363
Industrial & Infrastructure Fund Investment Corp., REIT	6	10,876
Inpex Corp.	3,900	26,645
Isetan Mitsukoshi Holdings Ltd.	1,700	11,840
Isuzu Motors Ltd.	2,300	23,231
Ito En Ltd.	230	12,732
ITOCHU Corp.	5,900	183,900
Itochu Techno-Solutions Corp.	380	13,166
Itoham Yonekyu Holdings, Inc.	400	2,570
Iwatani Corp.	200	12,555
Iyo Bank Ltd. (The)	1,270	6,995
Izumi Co. Ltd.	200	7,953
J Front Retailing Co. Ltd.	1,100	10,459
Japan Airlines Co. Ltd.*	660	14,050
Japan Airport Terminal Co. Ltd.*	250	11,221
Japan Aviation Electronics Industry Ltd.	220	3,936
Japan Exchange Group, Inc.	2,300	53,996
Japan Logistics Fund, Inc., REIT	3	8,594
Japan Metropolitan Fund Investment Corp., REIT	22	21,651
Japan Post Bank Co. Ltd.	1,900	17,399
Japan Post Holdings Co. Ltd.*	5,800	48,739
Japan Post Insurance Co. Ltd.	900	17,365
Japan Prime Realty Investment Corp., REIT	3	12,190
Japan Real Estate Investment Corp., REIT	5	31,001
Japan Tobacco, Inc.	5,130	95,929
JCR Pharmaceuticals Co. Ltd.	200	5,447
JFE Holdings, Inc.	2,280	30,003
JGC Holdings Corp.	880	10,046
JSR Corp.	800	24,342
JTEKT Corp.	900	8,102
Justsystems Corp.	160	9,272
Kagome Co. Ltd.	400	11,476
Kajima Corp.	1,900	26,250
Kakaku.com, Inc.	550	14,936
Kaken Pharmaceutical Co. Ltd.	150	6,173
Kamigumi Co. Ltd.	380	7,412
Kandenko Co. Ltd.	600	5,128
Kaneka Corp.	230	8,962
Kansai Electric Power Co., Inc. (The)	3,070	30,414
Kansai Paint Co. Ltd.	880	22,182
Kao Corp.	2,030	130,030

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Kawasaki Heavy Industries Ltd.*	690	$16,505
KDDI Corp.	7,360	222,350
Keihan Holdings Co. Ltd.	410	14,949
Keikyu Corp.	1,000	12,813
Keio Corp.	460	29,938
Keisei Electric Railway Co. Ltd.	650	20,343
Kenedix Office Investment Corp., REIT	2	14,738
Kewpie Corp.	460	10,883
Keyence Corp.	765	367,842
Kikkoman Corp.	810	49,874
Kinden Corp.	500	8,506
Kintetsu Group Holdings Co. Ltd.*	760	27,208
Kirin Holdings Co. Ltd.	3,350	62,959
Kobayashi Pharmaceutical Co. Ltd.	280	24,988
Kobe Bussan Co. Ltd.	200	5,346
Kobe Steel Ltd.	1,500	10,826
Koei Tecmo Holdings Co. Ltd.	360	16,095
Koito Manufacturing Co. Ltd.	480	30,005
Kokuyo Co. Ltd.	300	4,633
Komatsu Ltd.	4,010	117,765
Konami Holdings Corp.	400	23,822
Konica Minolta, Inc.	2,300	13,000
Kose Corp.	100	15,025
Kotobuki Spirits Co. Ltd.	100	5,983
K’s Holdings Corp.	800	10,933
Kubota Corp.	4,800	113,032
Kuraray Co. Ltd.	1,600	17,392
Kurita Water Industries Ltd.	460	21,261
Kusuri no Aoki Holdings Co. Ltd.	100	7,029
Kyocera Corp.	1,300	78,787
Kyoritsu Maintenance Co. Ltd.	100	3,174
Kyowa Exeo Corp.	490	13,036
Kyowa Kirin Co. Ltd.	1,120	34,139
Kyudenko Corp.	150	5,236
Kyushu Electric Power Co., Inc.	2,000	18,274
Kyushu Financial Group, Inc.	1,500	5,843
Kyushu Railway Co.	670	15,038
LaSalle Logiport REIT, REIT	5	8,132
Lasertec Corp.	300	52,571
Lawson, Inc.	250	11,204
Lintec Corp.	240	5,226
Lion Corp.	1,040	19,551
Lixil Corp.	1,120	30,244
M3, Inc.	1,820	126,153

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Mabuchi Motor Co. Ltd.	260	$10,405
Maeda Corp.	800	6,830
Maeda Road Construction Co. Ltd.	200	3,844
Makita Corp.	1,050	47,231
Mani, Inc.	280	6,597
Marubeni Corp.	6,700	55,759
Marui Group Co. Ltd.	880	16,475
Maruichi Steel Tube Ltd.	270	6,782
Maruwa Unyu Kikan Co. Ltd.	200	3,494
Matsui Securities Co. Ltd.	300	2,352
Matsumotokiyoshi Holdings Co. Ltd.	340	13,634
Mazda Motor Corp.*	2,500	19,328
Mebuki Financial Group, Inc.	5,000	10,881
Medipal Holdings Corp.	600	11,018
Megmilk Snow Brand Co. Ltd.	130	2,602
MEIJI Holdings Co. Ltd.	566	35,056
MINEBEA MITSUMI, Inc.	1,800	45,128
MISUMI Group, Inc.	1,250	35,189
Mitsubishi Chemical Holdings Corp.	5,700	42,360
Mitsubishi Corp.	5,130	141,842
Mitsubishi Electric Corp.	8,580	132,137
Mitsubishi Estate Co. Ltd.	4,970	81,734
Mitsubishi Gas Chemical Co., Inc.	820	18,949
Mitsubishi HC Capital, Inc.	3,323	19,018
Mitsubishi Heavy Industries Ltd.	1,210	36,100
Mitsubishi Logistics Corp.	290	8,638
Mitsubishi Materials Corp.	510	11,458
Mitsubishi Motors Corp.*	2,600	7,040
Mitsubishi Shokuhin Co. Ltd.	100	2,705
Mitsubishi UFJ Financial Group, Inc.	53,900	286,112
Mitsui & Co. Ltd.	7,200	151,864
Mitsui Chemicals, Inc.	740	23,336
Mitsui Fudosan Co. Ltd.	3,960	85,997
Mitsui Mining & Smelting Co. Ltd.	200	6,809
Mitsui OSK Lines Ltd.	470	18,889
Miura Co. Ltd.	430	22,486
Mizuho Financial Group, Inc.	10,930	154,330
Mochida Pharmaceutical Co. Ltd.	130	4,525
MonotaRO Co. Ltd.	1,120	28,480
Mori Hills REIT Investment Corp., REIT	5	7,265
Morinaga & Co. Ltd.	140	4,659
Morinaga Milk Industry Co. Ltd.	210	11,503
MS&AD Insurance Group Holdings, Inc.	2,010	56,879
Murata Manufacturing Co. Ltd.	2,420	192,410

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Nabtesco Corp.	480	$21,605
Nagase & Co. Ltd.	400	6,019
Nagoya Railroad Co. Ltd.*	860	19,738
Nankai Electric Railway Co. Ltd.	430	9,482
NEC Corp.	1,150	66,871
NEC Networks & System Integration Corp.	300	5,161
NET One Systems Co. Ltd.	360	11,812
Nexon Co. Ltd.	1,740	57,628
NGK Insulators Ltd.	1,130	20,605
NGK Spark Plug Co. Ltd.	810	13,499
NH Foods Ltd.	500	22,316
NHK Spring Co. Ltd.	880	6,522
Nichirei Corp.	500	12,655
Nidec Corp.	2,000	231,032
Nifco, Inc.	350	11,934
Nihon Kohden Corp.	300	9,117
Nihon M&A Center, Inc.	1,200	31,357
Nihon Unisys Ltd.	300	9,499
Nikon Corp.	1,550	14,536
Nintendo Co. Ltd.	445	256,153
Nippo Corp.	240	6,279
Nippon Accommodations Fund, Inc., REIT	2	11,863
Nippon Building Fund, Inc., REIT	5	32,850
Nippon Electric Glass Co. Ltd.	330	8,362
Nippon Express Co. Ltd.	270	20,629
Nippon Kayaku Co. Ltd.	700	6,486
Nippon Paint Holdings Co. Ltd.	3,350	47,698
Nippon Paper Industries Co. Ltd.	500	6,137
Nippon Prologis REIT, Inc., REIT	7	22,437
Nippon Sanso Holdings Corp.	590	11,062
Nippon Shinyaku Co. Ltd.	250	16,890
Nippon Shokubai Co. Ltd.	130	6,829
Nippon Steel Corp.	3,630	63,391
Nippon Telegraph & Telephone Corp.	5,220	131,495
Nippon Television Holdings, Inc.	200	2,617
Nippon Yusen KK	750	29,379
Nipro Corp.	700	8,435
Nishi-Nippon Railroad Co. Ltd.	280	7,239
Nissan Chemical Corp.	560	28,757
Nissan Motor Co. Ltd.*	8,600	42,590
Nisshin Seifun Group, Inc.	1,160	18,715
Nissin Foods Holdings Co. Ltd.	250	17,742
Nitori Holdings Co. Ltd.	282	50,502
Nitto Denko Corp.	600	49,731

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Noevir Holdings Co. Ltd.	100	$4,411
NOF Corp.	300	15,853
NOK Corp.	550	7,055
Nomura Holdings, Inc.	13,000	69,889
Nomura Real Estate Holdings, Inc.	530	13,057
Nomura Real Estate Master Fund, Inc., REIT	14	22,243
Nomura Research Institute Ltd.	1,160	35,660
NS Solutions Corp.	130	3,938
NSK Ltd.	2,000	18,409
NTT Data Corp.	2,800	43,454
Obayashi Corp.	2,900	26,536
OBIC Business Consultants Co. Ltd.	60	3,523
Obic Co. Ltd.	250	48,312
Odakyu Electric Railway Co. Ltd.	1,340	36,312
Oji Holdings Corp.	4,100	25,855
OKUMA Corp.	150	8,119
Olympus Corp.	4,680	96,443
Omron Corp.	820	62,001
Ono Pharmaceutical Co. Ltd.	1,830	46,090
Open House Co. Ltd.	310	12,865
Oracle Corp.	150	14,047
Orient Corp.	3,600	4,910
Oriental Land Co. Ltd.	810	114,591
ORIX Corp.	5,400	87,069
Orix JREIT, Inc., REIT	8	14,162
Osaka Gas Co. Ltd.	1,640	31,771
OSG Corp.	460	7,689
Otsuka Corp.	470	23,652
Otsuka Holdings Co. Ltd.	1,810	69,581
PALTAC Corp.	100	5,208
Pan Pacific International Holdings Corp.	2,200	47,369
Panasonic Corp.	9,160	107,771
Park24 Co. Ltd.*	420	8,092
Penta-Ocean Construction Co. Ltd.	1,200	9,353
PeptiDream, Inc.*	370	15,816
Persol Holdings Co. Ltd.	850	15,617
Pigeon Corp.	460	15,643
Pola Orbis Holdings, Inc.	310	8,021
Rakuten Group, Inc.	3,550	45,080
Recruit Holdings Co. Ltd.	5,850	263,945
Relo Group, Inc.	400	8,218
Renesas Electronics Corp.*	3,280	38,019
Rengo Co. Ltd.	1,000	8,299
RENOVA, Inc.*	200	6,302

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Resona Holdings, Inc.	10,110	$41,615
Resorttrust, Inc.	220	3,496
Ricoh Co. Ltd.	2,900	30,793
Rinnai Corp.	160	16,039
Rohm Co. Ltd.	360	35,449
Rohto Pharmaceutical Co. Ltd.	400	10,258
Ryohin Keikaku Co. Ltd.	980	20,608
Sankyo Co. Ltd.	160	4,139
Sankyu, Inc.	200	8,547
Santen Pharmaceutical Co. Ltd.	1,500	19,207
Sanwa Holdings Corp.	760	9,797
Sapporo Holdings Ltd.	400	7,957
Sawai Group Holdings Co. Ltd.	150	7,241
SBI Holdings, Inc.	1,000	28,224
SCREEN Holdings Co. Ltd.	180	17,159
SCSK Corp.	260	15,076
Secom Co. Ltd.	800	66,636
Sega Sammy Holdings, Inc.	870	12,493
Seibu Holdings, Inc.*	900	9,680
Seiko Epson Corp.	1,200	20,388
Seino Holdings Co. Ltd.	700	9,631
Sekisui Chemical Co. Ltd.	1,500	26,154
Sekisui House Ltd.	2,580	52,152
Sekisui House Reit, Inc., REIT	13	10,797
Seven & i Holdings Co. Ltd.	3,350	144,155
Seven Bank Ltd.	2,700	5,808
SG Holdings Co. Ltd.	1,800	40,939
Sharp Corp.	640	10,803
Shikoku Electric Power Co., Inc.	900	6,576
Shimadzu Corp.	1,180	41,325
Shimamura Co. Ltd.	100	9,912
Shimano, Inc.	330	75,592
Shimizu Corp.	2,300	18,790
Shin-Etsu Chemical Co. Ltd.	1,740	293,575
Shinko Electric Industries Co. Ltd.	300	9,662
Shinsei Bank Ltd.	680	9,922
Shionogi & Co. Ltd.	1,190	62,693
Ship Healthcare Holdings, Inc.	400	10,474
Shiseido Co. Ltd.	1,650	119,871
Shizuoka Bank Ltd. (The)	2,060	15,819
SHO-BOND Holdings Co. Ltd.	182	7,581
Showa Denko KK	600	18,131
SKY Perfect JSAT Holdings, Inc.	500	2,102
Skylark Holdings Co. Ltd.*	900	13,352

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

SMC Corp.	240	$139,313
SMS Co. Ltd.	200	5,457
SoftBank Corp.	12,000	154,558
SoftBank Group Corp.	6,050	550,053
Sohgo Security Services Co. Ltd.	320	14,021
Sojitz Corp.	4,900	14,609
Sompo Holdings, Inc.	1,460	54,436
Sony Group Corp.	5,290	524,294
Sotetsu Holdings, Inc.	360	7,304
Square Enix Holdings Co. Ltd.	330	18,268
Stanley Electric Co. Ltd.	640	18,334
Subaru Corp.	2,770	51,432
Sugi Holdings Co. Ltd.	150	11,525
SUMCO Corp.	980	25,295
Sumitomo Bakelite Co. Ltd.	200	8,089
Sumitomo Chemical Co. Ltd.	6,800	34,713
Sumitomo Corp.	4,880	66,453
Sumitomo Dainippon Pharma Co. Ltd.	800	13,890
Sumitomo Electric Industries Ltd.	3,270	48,653
Sumitomo Forestry Co. Ltd.	700	16,158
Sumitomo Heavy Industries Ltd.	510	14,836
Sumitomo Metal Mining Co. Ltd.	1,060	44,995
Sumitomo Mitsui Financial Group, Inc.	5,670	197,736
Sumitomo Mitsui Trust Holdings, Inc.	1,580	53,976
Sumitomo Realty & Development Co. Ltd.	1,700	56,581
Sumitomo Rubber Industries Ltd.	700	8,673
Sundrug Co. Ltd.	320	10,904
Suntory Beverage & Food Ltd.	520	17,537
Suzuken Co. Ltd.	330	11,889
Suzuki Motor Corp.	2,020	76,651
Sysmex Corp.	800	80,019
T&D Holdings, Inc.	2,300	28,295
Taiheiyo Cement Corp.	530	13,282
Taisei Corp.	850	31,326
Taisho Pharmaceutical Holdings Co. Ltd.	180	10,611
Taiyo Yuden Co. Ltd.	600	27,542
Takara Bio, Inc.	230	5,877
Takara Holdings, Inc.	700	9,029
Takashimaya Co. Ltd.	500	5,507
Takeda Pharmaceutical Co. Ltd.	6,583	219,382
TBS Holdings, Inc.	100	1,942
TDK Corp.	470	63,746
TechnoPro Holdings, Inc.	180	13,212
Teijin Ltd.	740	12,184

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Terumo Corp.	2,860	$108,395
THK Co. Ltd.	470	16,010
TIS, Inc.	1,000	24,815
Tobu Railway Co. Ltd.	830	21,365
Toda Corp.	1,200	8,549
Toho Co. Ltd.	520	20,690
Toho Gas Co. Ltd.	370	20,574
Tohoku Electric Power Co., Inc.	1,980	17,455
Tokai Carbon Co. Ltd.	800	12,995
Tokai Rika Co. Ltd.	240	3,877
Tokio Marine Holdings, Inc.	2,770	132,960
Tokuyama Corp.	300	6,770
Tokyo Century Corp.	260	16,050
Tokyo Electric Power Co. Holdings, Inc.*	6,400	18,863
Tokyo Electron Ltd.	635	279,909
Tokyo Gas Co. Ltd.	1,840	37,382
Tokyo Ohka Kogyo Co. Ltd.	150	9,916
Tokyo Tatemono Co. Ltd.	870	12,875
Tokyu Corp.	2,100	26,988
Tokyu Fudosan Holdings Corp.	2,800	15,546
Toppan Printing Co. Ltd.	1,250	21,316
Toray Industries, Inc.	6,790	42,157
Toshiba Corp.	1,960	80,999
Toshiba TEC Corp.*	100	3,990
Tosoh Corp.	1,250	22,160
TOTO Ltd.	630	32,726
Toyo Seikan Group Holdings Ltd.	670	7,838
Toyo Suisan Kaisha Ltd.	370	15,086
Toyo Tire Corp.	400	7,345
Toyoda Gosei Co. Ltd.	310	7,576
Toyota Boshoku Corp.	380	7,078
Toyota Industries Corp.	680	54,425
Toyota Motor Corp.	10,640	792,975
Toyota Tsusho Corp.	960	40,588
Trend Micro, Inc.	490	23,398
TS Tech Co. Ltd.	360	5,016
Tsumura & Co.	280	9,323
Tsuruha Holdings, Inc.	110	12,702
TV ASAhi Holdings Corp.	100	1,827
Ube Industries Ltd.	400	8,087
Ulvac, Inc.	200	9,145
Unicharm Corp.	1,740	67,636
United Urban Investment Corp., REIT	9	13,471
Ushio, Inc.	400	5,300

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

USS Co. Ltd.	900	$16,314
Welcia Holdings Co. Ltd.	420	13,114
West Japan Railway Co.	760	42,091
Yakult Honsha Co. Ltd.	600	29,243
Yamada Holdings Co. Ltd.	3,500	17,439
Yamaguchi Financial Group, Inc.	800	4,721
Yamaha Corp.	720	39,305
Yamaha Motor Co. Ltd.	1,200	29,963
Yamato Holdings Co. Ltd.	1,430	40,385
Yamato Kogyo Co. Ltd.	200	6,025
Yamazaki Baking Co. Ltd.	500	7,932
Yaoko Co. Ltd.	100	6,380
Yaskawa Electric Corp.	1,120	51,543
Yokogawa Electric Corp.	1,100	20,002
Yokohama Rubber Co. Ltd. (The)	570	10,617
Z Holdings Corp.	11,200	51,623
Zenkoku Hosho Co. Ltd.	200	8,977
Zensho Holdings Co. Ltd.	400	10,020
Zeon Corp.	600	9,551
ZOZO, Inc.	390	13,194

		19,007,202

Jordan 0.0%
Hikma Pharmaceuticals PLC	720	24,493

Luxembourg 0.2%
ArcelorMittal SA*	3,040	88,809
Eurofins Scientific SE*	520	51,521
L’Occitane International SA	2,500	7,182
RTL Group SA*	157	9,239

		156,751

Macau 0.2%
Galaxy Entertainment Group Ltd.*	9,500	83,529
MGM China Holdings Ltd.	3,100	5,122
Sands China Ltd.*	10,400	49,394
SJM Holdings Ltd.	7,600	9,861
Wynn Macau Ltd.*	6,000	11,549

		159,455

Malaysia 0.0%
Wing Tai Holdings Ltd.	1,500	2,164

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Mexico 0.0%

Fresnillo PLC	723	$8,275

Netherlands 4.1%

Aalberts NV	409	22,139
ABN AMRO Bank NV, 144A, CVA*	1,851	23,841
Adyen NV, 144A*	116	284,479
Aegon NV	7,596	35,208
Akzo Nobel NV	823	98,801
Argenx SE*	217	62,686
ASM International NV	211	63,767
ASML Holding NV	1,727	1,121,270
ASR Nederland NV	589	25,808
Euronext NV, 144A	270	27,155
EXOR NV	441	36,337
GrandVision NV, 144A	178	5,756
Heineken Holding NV	456	45,236
Heineken NV	1,027	118,858
IMCD NV	254	36,920
ING Groep NV	16,847	215,052
JDE Peet’s NV*	351	13,664
Koninklijke Ahold Delhaize NV	4,614	124,098
Koninklijke DSM NV	745	133,611
Koninklijke KPN NV	14,200	48,944
Koninklijke Philips NV*	3,938	221,860
Koninklijke Vopak NV	308	14,108
NN Group NV	1,361	68,084
Randstad NV	493	35,599
Royal Dutch Shell PLC (Class A Stock)	17,716	332,948
Royal Dutch Shell PLC (Class B Stock)	16,010	286,621
Signify NV, 144A*	532	30,276
Wolters Kluwer NV	1,138	102,954

		3,636,080

New Zealand 0.4%
a2 Milk Co. Ltd. (The)*	2,998	16,486
Air New Zealand Ltd.*	3,164	3,949
Auckland International Airport Ltd.*	5,061	27,388
Contact Energy Ltd.	3,012	16,292
Fisher & Paykel Healthcare Corp. Ltd.	2,464	63,400
Fletcher Building Ltd.	3,380	17,584
Infratil Ltd.	2,162	11,055
Kiwi Property Group Ltd.	5,896	5,358
Mercury NZ Ltd.	2,799	13,904

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

New Zealand (cont’d.)

Meridian Energy Ltd.	5,876	$22,400
Ryman Healthcare Ltd.	1,835	18,670
SKYCITY Entertainment Group Ltd.*	3,893	9,971
Spark New Zealand Ltd.	7,799	24,650
Xero Ltd.*	528	57,744

		308,851

Norway 0.6%

Aker ASA (Class A Stock)	123	9,186
Aker BP ASA	415	11,978
DNB ASA	4,421	94,798
Equinor ASA	4,123	83,729
Gjensidige Forsikring ASA	706	16,077
Leroy Seafood Group ASA	1,003	9,215
Mowi ASA	1,882	46,529
Norsk Hydro ASA	5,913	37,848
Orkla ASA	3,390	34,611
Salmar ASA	221	15,369
Scatec ASA, 144A	503	13,545
Schibsted ASA (Class A Stock)*	357	18,015
Schibsted ASA (Class B Stock)*	423	18,546
Telenor ASA	2,719	48,585
TOMRA Systems ASA	506	25,401

		483,432

Poland 0.3%

Allegro.eu SA, 144A*	1,638	24,798
Bank Polska Kasa Opieki SA*	737	15,588
CD Projekt SA*	262	12,057
Cyfrowy Polsat SA	1,243	9,681
Dino Polska SA, 144A*	208	13,528
InPost SA*	858	16,398
KGHM Polska Miedz SA*	562	28,890
LPP SA*	5	12,932
Polski Koncern Naftowy ORLEN SA	1,287	22,680
Polskie Gornictwo Naftowe i Gazownictwo SA	7,691	13,336
Powszechna Kasa Oszczednosci Bank Polski SA*	3,730	34,739
Powszechny Zaklad Ubezpieczen SA*	2,347	20,265
Santander Bank Polska SA*	113	6,696

		231,588

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Portugal 0.1%

EDP - Energias de Portugal SA	12,087	$67,268
Galp Energia SGPS SA	2,392	27,619
Jeronimo Martins SGPS SA	1,011	18,476

		113,363

Russia 0.1%

Evraz PLC	2,364	20,863
Polymetal International PLC	1,611	33,373

		54,236

Saudi Arabia 0.1%

Delivery Hero SE, 144A*	637	101,135

Singapore 1.0%

Ascendas Real Estate Investment Trust, REIT	14,816	34,636
Ascott Residence Trust, UTS	6,000	4,775
BOC Aviation Ltd., 144A	800	7,203
CapitaLand Integrated Commercial Trust, REIT	18,157	29,313
CapitaLand Ltd.	10,800	30,169
City Developments Ltd.	1,800	10,652
ComfortDelGro Corp. Ltd.	8,000	10,351
DBS Group Holdings Ltd.	7,791	175,038
Frasers Logistics & Commercial Trust, REIT	10,100	11,148
Genting Singapore Ltd.	27,100	17,604
Jardine Cycle & Carriage Ltd.	390	6,803
Keppel Corp. Ltd.	5,900	24,005
Keppel DC REIT, REIT	4,900	9,916
Keppel REIT, REIT	7,700	7,173
Mapletree Commercial Trust, REIT	9,200	15,125
Mapletree Industrial Trust, REIT	6,500	13,844
Mapletree Logistics Trust, REIT	13,400	20,011
Mapletree North Asia Commercial Trust, REIT	11,000	9,014
NetLink NBN Trust, UTS	11,800	8,608
Olam International Ltd.	2,400	3,138
Oversea-Chinese Banking Corp. Ltd.	15,073	137,967
SATS Ltd.*	3,200	9,766
Sembcorp Industries Ltd.	4,100	6,534
Sembcorp Marine Ltd.*	38,435	6,051
SIA Engineering Co. Ltd.	1,000	1,713
Singapore Airlines Ltd.*	5,900	22,434
Singapore Exchange Ltd.	3,400	26,635
Singapore Post Ltd.	8,500	4,919
Singapore Press Holdings Ltd.	7,300	10,095

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Singapore (cont’d.)

Singapore Technologies Engineering Ltd.	6,300	$18,311
Singapore Telecommunications Ltd.	32,000	60,095
StarHub Ltd.	2,900	2,942
Suntec Real Estate Investment Trust, REIT	9,900	11,354
United Overseas Bank Ltd.	5,557	110,999
UOL Group Ltd.	2,300	13,280
Venture Corp. Ltd.	1,200	18,153

		909,774

South Africa 0.3%

Anglo American PLC	5,323	225,676

South Korea 5.2%

Alteogen, Inc.*	111	8,088
Amorepacific Corp.	130	31,607
AMOREPACIFIC Group	118	7,790
BGF retail Co. Ltd.	36	4,941
BNK Financial Group, Inc.	1,143	7,879
Celltrion Healthcare Co. Ltd.*	307	31,069
Celltrion Pharm, Inc.*	75	9,026
Celltrion, Inc.*	454	108,698
Cheil Worldwide, Inc.	349	6,889
CJ CheilJedang Corp.	30	10,675
CJ Corp.	65	5,570
CJ ENM Co. Ltd.	49	6,381
CJ Logistics Corp.*	37	5,711
Coway Co. Ltd.	235	14,125
Daewoo Engineering & Construction Co. Ltd.*	933	6,206
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	159	5,252
DB Insurance Co. Ltd.	214	9,410
DGB Financial Group, Inc.	628	5,005
DL E&C Co. Ltd.*	58	6,924
DL Holdings Co. Ltd.	47	3,999
Dongsuh Cos., Inc.	129	3,649
Doosan Bobcat, Inc.*	66	2,708
Doosan Heavy Industries & Construction Co. Ltd.*	984	12,295
Doosan Infracore Co. Ltd.*	536	5,194
E-MART, Inc.	76	11,475
Fila Holdings Corp.	237	9,704
Green Cross Corp.	23	7,007
GS Engineering & Construction Corp.	239	9,487
GS Holdings Corp.	235	9,069
GS Retail Co. Ltd.	72	2,317

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

Hana Financial Group, Inc.	1,260	$51,728
Hanjin Kal Corp.*	120	5,982
Hankook Tire & Technology Co. Ltd.	345	14,873
Hanmi Pharm Co. Ltd.	27	8,207
Hanmi Science Co. Ltd.	56	3,479
Hanon Systems	660	9,627
Hanssem Co. Ltd.	51	5,129
Hanwha Aerospace Co. Ltd.	142	4,930
Hanwha Corp.	141	3,902
Hanwha Life Insurance Co. Ltd.	1,253	3,945
Hanwha Solutions Corp.*	422	17,413
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	154	3,871
Helixmith Co. Ltd.*	120	3,334
Hite Jinro Co. Ltd.	102	3,200
HLB, Inc.*	416	12,455
HMM Co. Ltd.*	1,190	41,992
Hotel Shilla Co. Ltd.	128	9,971
Hyundai Department Store Co. Ltd.	82	6,845
Hyundai Engineering & Construction Co. Ltd.	352	15,956
Hyundai Glovis Co. Ltd.	74	12,757
Hyundai Heavy Industries Holdings Co. Ltd.	200	12,638
Hyundai Marine & Fire Insurance Co. Ltd.	225	4,923
Hyundai Mipo Dockyard Co. Ltd.*	122	9,395
Hyundai Mobis Co. Ltd.	275	66,628
Hyundai Motor Co.	602	114,712
Hyundai Steel Co.	325	16,190
Hyundai Wia Corp.	65	4,065
Industrial Bank of Korea	1,022	8,901
Kakao Corp.	1,156	117,774
Kangwon Land, Inc.*	472	10,725
KB Financial Group, Inc.	1,709	84,296
KCC Corp.	29	8,162
KEPCO Plant Service & Engineering Co. Ltd.	71	2,166
Kia Corp.	1,100	75,977
Korea Aerospace Industries Ltd.	265	7,777
Korea Electric Power Corp.	1,059	22,523
Korea Gas Corp.*	70	2,195
Korea Investment Holdings Co. Ltd.	179	18,033
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	198	27,285
Korea Zinc Co. Ltd.	42	16,836
Korean Air Lines Co. Ltd.*	740	17,889
KT&G Corp.	459	33,984
Kumho Petrochemical Co. Ltd.	75	17,552

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

LG Chem Ltd.	195	$163,493
LG Corp.	395	44,796
LG Display Co. Ltd.*	994	21,664
LG Electronics, Inc.	457	64,592
LG Household & Health Care Ltd.	38	52,642
LG Innotek Co. Ltd.	57	10,309
LG Uplus Corp.	1,076	12,776
Lotte Chemical Corp.	60	16,375
Lotte Chilsung Beverage Co. Ltd.	26	3,273
Lotte Corp.	157	5,165
LOTTE Fine Chemical Co. Ltd.	103	6,288
Lotte Shopping Co. Ltd.	46	5,131
LS Corp.	71	4,669
Mando Corp.*	182	9,506
Medytox, Inc.	24	3,784
Mirae Asset Securities Co. Ltd.	1,450	13,044
NAVER Corp.	571	184,363
NCSoft Corp.	72	53,523
Netmarble Corp., 144A	71	8,270
NH Investment & Securities Co. Ltd.	574	6,631
NHN Corp.*	77	5,055
NongShim Co. Ltd.	16	4,103
OCI Co. Ltd.*	97	10,852
Orion Corp.	106	11,156
Ottogi Corp.	4	1,996
Paradise Co. Ltd.*	244	4,007
POSCO	285	92,793
POSCO Chemical Co. Ltd.	109	14,543
Posco International Corp.	206	3,888
S-1 Corp.	75	5,490
Samsung Biologics Co. Ltd., 144A*	57	41,202
Samsung C&T Corp.	360	43,986
Samsung Card Co. Ltd.	83	2,634
Samsung Electro-Mechanics Co. Ltd.	236	37,947
Samsung Electronics Co. Ltd.	20,340	1,488,530
Samsung Engineering Co. Ltd.*	593	9,237
Samsung Fire & Marine Insurance Co. Ltd.	141	25,100
Samsung Heavy Industries Co. Ltd.*	1,911	12,895
Samsung Life Insurance Co. Ltd.	262	19,259
Samsung SDI Co. Ltd.	226	132,442
Samsung SDS Co. Ltd.	130	21,349
Samsung Securities Co. Ltd.	318	12,190
Seegene, Inc.	120	10,201
Shin Poong Pharmaceutical Co. Ltd.	140	8,803

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

Shinhan Financial Group Co. Ltd.	2,152	$77,325
Shinsegae, Inc.	26	7,116
SillaJen, Inc.*^	138	689
SK Biopharmaceuticals Co. Ltd.*	103	10,098
SK Chemicals Co. Ltd.	38	9,116
SK Holdings Co. Ltd.	130	32,265
SK Hynix, Inc.	2,227	255,668
SK Innovation Co. Ltd.*	238	57,906
SK Networks Co. Ltd.	404	1,924
SK Telecom Co. Ltd.	108	29,451
SKC Co. Ltd.	96	11,647
S-Oil Corp.*	193	15,081
Solus Advanced Materials Co. Ltd.	66	2,990
SSANGYONG C&E Co. Ltd.	819	5,718
Woori Financial Group, Inc.	2,222	21,358
Yuhan Corp.	189	10,957

		4,567,633

Spain 2.1%

Acciona SA	94	16,370
ACS Actividades de Construccion y Servicios SA	947	30,902
Aena SME SA, 144A*	307	53,389
Amadeus IT Group SA*	1,836	125,075
Banco Bilbao Vizcaya Argentaria SA*	28,735	160,753
Banco Santander SA*	74,086	285,505
Bankinter SA	2,963	16,205
CaixaBank SA	19,110	61,220
Cellnex Telecom SA, 144A	2,055	116,140
EDP Renovaveis SA*	1,022	24,392
Enagas SA	1,056	23,000
Endesa SA	1,362	35,842
Ferrovial SA	2,116	60,096
Grifols SA	1,419	38,504
Iberdrola SA	25,378	342,977
Industria de Diseno Textil SA	4,603	163,510
Inmobiliaria Colonial Socimi SA, REIT	1,565	15,886
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros*	2,963	5,806
Mapfre SA	4,037	8,688
Merlin Properties Socimi SA, REIT	1,515	16,774
Naturgy Energy Group SA	1,280	32,837
Red Electrica Corp. SA	1,806	33,193
Repsol SA	5,881	70,082
Siemens Gamesa Renewable Energy SA	960	34,781

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Spain (cont’d.)

Telefonica SA	20,866	$96,568
Zardoya Otis SA	852	5,395

		1,873,890

Sweden 3.2%

Alfa Laval AB	1,354	45,755
Assa Abloy AB (Class B Stock)	3,958	112,648
Atlas Copco AB (Class A Stock)	2,701	163,351
Atlas Copco AB (Class B Stock)	1,635	84,691
Boliden AB*	1,180	46,059
Castellum AB	1,152	28,070
Electrolux AB (Class B Stock)	992	27,917
Elekta AB (Class B Stock)	1,486	19,902
Epiroc AB (Class A Stock)	2,652	57,411
Epiroc AB (Class B Stock)	1,694	33,193
EQT AB	898	30,373
Essity AB (Class B Stock)	2,606	85,117
Evolution Gaming Group AB, 144A	683	135,178
Fastighets AB Balder (Class B Stock)*	421	24,232
Getinge AB (Class B Stock)	946	32,039
H & M Hennes & Mauritz AB (Class B Stock)*	3,857	94,876
Hexagon AB (Class B Stock)	1,120	106,525
Holmen AB (Class B Stock)	388	18,293
Husqvarna AB (Class A Stock)	125	1,757
Husqvarna AB (Class B Stock)	1,669	23,258
ICA Gruppen AB	353	16,273
Industrivarden AB (Class A Stock)	891	34,186
Industrivarden AB (Class C Stock)	733	26,450
Indutrade AB	1,185	31,008
Investment AB Latour (Class B Stock)	575	17,597
Investor AB (Class A Stock)	569	48,391
Investor AB (Class B Stock)	1,980	168,151
Kinnevik AB (Class A Stock)*	63	4,245
Kinnevik AB (Class B Stock)*	1,050	58,015
L E Lundbergforetagen AB (Class B Stock)	339	19,356
Lifco AB (Class B Stock)	183	19,695
Lundin Energy AB	840	26,916
Nibe Industrier AB (Class B Stock)	1,285	47,070
Saab AB (Class B Stock)	354	10,485
Sagax AB (Class B Stock)	728	19,271
Sagax AB (Class D Stock)	400	1,553
Sandvik AB	4,647	114,717
Securitas AB (Class B Stock)	1,433	24,433
Sinch AB, 144A*	188	29,761

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)

Skandinaviska Enskilda Banken AB (Class A Stock)	6,159	$78,939
Skandinaviska Enskilda Banken AB (Class C Stock)	100	1,277
Skanska AB (Class B Stock)	1,499	40,569
SKF AB (Class B Stock)	1,653	42,630
Svenska Cellulosa AB SCA (Class A Stock)	80	1,443
Svenska Cellulosa AB SCA (Class B Stock)	2,563	44,884
Svenska Handelsbanken AB (Class A Stock)	6,382	73,966
Svenska Handelsbanken AB (Class B Stock)	188	2,304
Sweco AB (Class B Stock)	801	14,282
Swedbank AB (Class A Stock)	4,312	75,682
Swedish Match AB	670	54,966
Swedish Orphan Biovitrum AB*	826	14,071
Tele2 AB (Class B Stock)	2,214	28,595
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	2,708
Telefonaktiebolaget LM Ericsson (Class B Stock)	13,101	179,357
Telia Co. AB	11,263	46,666
Trelleborg AB (Class B Stock)	1,063	27,689
Volvo AB (Class A Stock)	873	21,950
Volvo AB (Class B Stock)	6,476	158,224

		2,798,420

Switzerland 7.8%

ABB Ltd.	7,422	241,244
Adecco Group AG	683	46,290
Alcon, Inc.*	2,031	152,331
Baloise Holding AG	191	32,316
Banque Cantonale Vaudoise	123	12,546
Barry Callebaut AG	13	28,672
BKW AG	77	8,633
Chocoladefabriken Lindt & Spruengli AG*	8	74,201
Cie Financiere Richemont SA (Class A Stock)	2,219	227,950
Clariant AG	1,023	21,440
Coca-Cola HBC AG	802	27,778
Credit Suisse Group AG	10,622	111,053
DKSH Holding AG	160	12,860
EMS-Chemie Holding AG	30	27,994
Flughafen Zurich AG*	90	16,210
Geberit AG	153	100,607
Georg Fischer AG	18	25,253
Givaudan SA	40	167,676
Helvetia Holding AG	148	17,831
Julius Baer Group Ltd.	956	60,041
Kuehne + Nagel International AG	217	64,938
LafargeHolcim Ltd.*	2,244	138,386

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)

Logitech International SA	627	$70,023
Lonza Group AG*	321	204,489
Nestle SA	12,064	1,439,482
Novartis AG	9,174	783,271
OC Oerlikon Corp. AG	769	9,000
Partners Group Holding AG	98	139,830
PSP Swiss Property AG	179	22,101
Roche Holding AG (TRQX)	3,014	982,712
Roche Holding AG (XSWX)	117	40,721
Schindler Holding AG	79	21,997
Schindler Holding AG (PART. CERT.)	174	49,527
SGS SA	25	73,919
SIG Combibloc Group AG*	1,445	35,475
Sika AG	606	181,204
Sonova Holding AG*	232	68,632
STMicroelectronics NV	2,782	103,950
Straumann Holding AG	44	62,969
Sulzer AG	31	3,538
Swatch Group AG (The) (XSWX)	121	37,093
Swatch Group AG (The) (TRQX)	177	10,620
Swiss Life Holding AG	139	67,849
Swiss Prime Site AG	313	30,462
Swiss Re AG	1,231	114,476
Swisscom AG	113	61,437
Tecan Group AG	50	24,391
Temenos AG	270	39,665
UBS Group AG	14,510	220,714
VAT Group AG, 144A	114	32,656
Vifor Pharma AG	214	30,913
Zurich Insurance Group AG	645	264,554

		6,843,920

Taiwan 0.0%

FIT Hon Teng Ltd., 144A*	3,000	925

United Arab Emirates 0.0%
NMC Health PLC*^	372	—

United Kingdom 10.4%

3i Group PLC	4,144	73,365
Admiral Group PLC	868	37,700
Ashmore Group PLC	1,966	10,917
Ashtead Group PLC	1,929	124,075

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Associated British Foods PLC*	1,519	$48,149
AstraZeneca PLC	5,700	611,928
Auto Trader Group PLC, 144A*	3,949	31,127
AVEVA Group PLC	465	22,491
Aviva PLC	16,995	93,669
B&M European Value Retail SA	3,791	29,501
BAE Systems PLC	13,912	97,364
Barclays PLC	75,480	182,232
Barratt Developments PLC	4,543	48,417
Bellway PLC	508	25,351
Berkeley Group Holdings PLC	489	31,201
BP PLC	85,623	358,021
British American Tobacco PLC	9,854	365,508
British Land Co. PLC (The), REIT	4,076	29,114
BT Group PLC*	37,352	85,088
Bunzl PLC	1,460	47,102
Burberry Group PLC*	1,791	51,379
Centrica PLC*	23,861	18,568
CK Hutchison Holdings Ltd.	11,600	95,045
CNH Industrial NV	4,281	63,742
Compass Group PLC*	7,647	166,079
ConvaTec Group PLC, 144A	6,595	19,969
Croda International PLC	591	55,370
DCC PLC	442	38,408
Derwent London PLC, REIT	464	21,355
Diageo PLC	9,903	447,231
Direct Line Insurance Group PLC	5,601	22,098
DS Smith PLC	5,794	33,869
easyJet PLC*	905	12,881
Entain PLC*	2,542	59,463
Experian PLC	3,932	151,651
GlaxoSmithKline PLC	21,281	394,623
Halma PLC	1,616	57,745
Hargreaves Lansdown PLC	1,598	37,814
Hiscox Ltd.*	1,547	17,374
HomeServe PLC	1,140	17,268
Howden Joinery Group PLC*	2,337	26,084
HSBC Holdings PLC	87,964	548,328
IMI PLC	1,137	24,963
Imperial Brands PLC	4,051	84,589
Informa PLC*	6,594	51,102
InterContinental Hotels Group PLC*	794	56,431
Intermediate Capital Group PLC	1,257	38,019
International Consolidated Airlines Group SA*	4,571	12,711

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Intertek Group PLC	708	$60,105
ITV PLC*	16,747	27,958
J Sainsbury PLC	6,678	21,892
JD Sports Fashion PLC*	1,920	24,384
Johnson Matthey PLC	807	36,323
Kingfisher PLC*	9,334	46,064
Land Securities Group PLC, REIT	3,267	32,510
Legal & General Group PLC	25,663	96,143
Lloyds Banking Group PLC	307,422	192,621
London Stock Exchange Group PLC	1,561	159,192
M&G PLC	11,220	33,642
Meggitt PLC*	3,210	20,737
Melrose Industries PLC	20,947	47,009
Mondi PLC	2,112	57,496
National Grid PLC	15,485	195,755
Natwest Group PLC	19,877	53,849
Next PLC*	550	59,728
Ocado Group PLC*	2,121	61,541
Pearson PLC	3,370	38,721
Pennon Group PLC	1,715	24,631
Persimmon PLC	1,370	59,355
Phoenix Group Holdings PLC	2,507	24,629
Prudential PLC	11,259	238,674
Quilter PLC, 144A	7,354	16,607
Reckitt Benckiser Group PLC	2,742	244,067
RELX PLC	8,043	208,377
Renishaw PLC	165	14,167
Rentokil Initial PLC	8,057	55,692
Rightmove PLC	3,627	30,842
Rolls-Royce Holdings PLC*	32,658	46,863
RSA Insurance Group PLC	4,491	42,261
Sage Group PLC (The)	4,793	42,319
Schroders PLC	488	24,344
Segro PLC, REIT	5,191	72,024
Severn Trent PLC	991	33,903
Smith & Nephew PLC	3,771	81,420
Smiths Group PLC	1,650	36,990
Spirax-Sarco Engineering PLC	327	53,363
SSE PLC	4,510	91,460
St. James’s Place PLC	2,220	41,762
Standard Chartered PLC	11,100	79,466
Standard Life Aberdeen PLC	9,019	34,461
Tate & Lyle PLC	2,106	23,328
Taylor Wimpey PLC	16,072	39,890

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

TechnipFMC PLC*	1,953	$14,573
Tesco PLC	33,032	100,857
THG PLC*	2,613	22,399
Travis Perkins PLC*	1,014	21,660
Unilever PLC	11,034	649,898
United Utilities Group PLC	3,075	41,147
Vodafone Group PLC	115,958	219,267
Weir Group PLC (The)*	1,068	28,210
Whitbread PLC*	847	37,906
Wickes Group PLC*	1,137	3,925
Wm Morrison Supermarkets PLC	9,089	21,833
WPP PLC	5,138	69,350

		9,134,069

United States 0.6%

Amcor PLC, CDI	6,767	79,265
Avast PLC, 144A	2,265	14,976
Ferguson PLC	984	124,616
James Hardie Industries PLC, CDI	1,912	63,145
QIAGEN NV*	953	46,265
Samsonite International SA, 144A*	6,000	11,148
Sims Ltd.	842	10,200
Stellantis NV	8,795	145,893
Tenaris SA	1,969	21,299

		516,807

TOTAL COMMON STOCKS (cost $63,550,298)		80,974,554

EXCHANGE-TRADED FUND 3.2%

United States

iShares MSCI EAFE ETF (cost $2,321,733)	36,000	2,811,960

PREFERRED STOCKS 0.9%

Germany 0.6%

Bayerische Motoren Werke AG (PRFC)	262	21,415
FUCHS PETROLUB SE (PRFC)	300	15,915
Henkel AG & Co. KGaA (PRFC)	749	86,075
Porsche Automobil Holding SE (PRFC)	667	70,446

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

PREFERRED STOCKS (Continued)

Germany (cont’d.)

Sartorius AG (PRFC)	151	$85,323
Volkswagen AG (PRFC)	793	206,291

		485,465

South Korea 0.3%

Amorepacific Corp. (PRFC)	46	3,686
CJ CheilJedang Corp. (PRFC)	14	2,339
Hyundai Motor Co. (2nd PRFC)	155	14,779
Hyundai Motor Co. (PRFC)	88	8,424
LG Chem Ltd. (PRFC)	30	12,026
LG Electronics, Inc. (PRFC)	64	4,276
LG Household & Health Care Ltd. (PRFC)	8	5,153
Mirae Asset Securities Co. Ltd. (2nd PRFC)	712	3,132
Samsung Electronics Co. Ltd. (PRFC)	3,555	234,120
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	15	2,120
Samsung SDI Co. Ltd. (PRFC)	8	3,227

		293,282

TOTAL PREFERRED STOCKS (cost $470,283)		778,747

	Units

RIGHTS* 0.0%

Netherlands 0.0%

Euronext NV, expiring 05/10/21	270	3,165

Switzerland 0.0%

Credit Suisse Group AG, expiring 05/12/21^	10,622	1

TOTAL RIGHTS (COST $0)		3,166

TOTAL LONG-TERM INVESTMENTS (cost $66,342,314)		84,568,427

See Notes to Financial Statements.

Description			Shares	Value
SHORT-TERM INVESTMENTS 2.3%

AFFILIATED MUTUAL FUND 1.9%
PGIM Core Ultra Short Bond Fund (cost $1,638,792)(wb)			1,638,792	$1,638,792

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.4%
U.S. Treasury Bills (cost $324,944)	0.045%	09/16/21	325	324,988

TOTAL SHORT-TERM INVESTMENTS (cost $1,963,736)				1,963,780

TOTAL INVESTMENTS 98.4% (cost $68,306,050)				86,532,207
Other assets in excess of liabilities(z) 1.6%				1,444,249

NET ASSETS 100.0%				$87,976,456

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ASX—Australian Securities Exchange

CAC40—French Stock Market Index

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PART CERT—Participation Certificates

PRFC—Preference Shares

REITs—Real Estate Investment Trust

RSP—Savings Shares

SPI—Swiss Performance Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TRQX—Turquoise Stock Exchange

UTS—Unit Trust Security

XSWX—SIX Swiss Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $690 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Jun. 2021	$134,850	$4,544
1	CAC40 10 Euro	May 2021	74,732	1,378
6	Euro STOXX 50 Index	Jun. 2021	284,212	11,280
2	FTSE 100 Index	Jun. 2021	191,621	6,530
17	Mini MSCI EAFE Index	Jun. 2021	1,918,705	35,997
2	TOPIX Index	Jun. 2021	347,973	3,198

				$62,927

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$324,988

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$6,480,247	$ —
Austria	—	172,653	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Belgium	$—	$714,300	$ —
Brazil	—	38,012	—
Cambodia	—	7,094	—
Chile	—	38,584	—
China	—	566,425	—
Denmark	—	1,769,268	—
Finland	—	1,005,588	—
France	—	7,871,706	—
Germany	—	6,469,119	—
Hong Kong	—	2,141,697	—
Indonesia	—	7,646	—
Ireland	—	529,325	—
Israel	—	419,077	—
Italy	—	1,585,674	—
Japan	—	19,007,202	—
Jordan	—	24,493	—
Luxembourg	—	156,751	—
Macau	—	159,455	—
Malaysia	—	2,164	—
Mexico	—	8,275	—
Netherlands	—	3,636,080	—
New Zealand	—	308,851	—
Norway	—	483,432	—
Poland	—	231,588	—
Portugal	—	113,363	—
Russia	—	54,236	—
Saudi Arabia	—	101,135	—
Singapore	—	909,774	—
South Africa	—	225,676	—
South Korea	—	4,566,944	689
Spain	5,806	1,868,084	—
Sweden	—	2,798,420	—
Switzerland	—	6,843,920	—
Taiwan	—	925	—
United Arab Emirates	—	—	—
United Kingdom	3,925	9,130,144	—
United States	—	516,807	—
Exchange-Traded Fund
United States	2,811,960	—	—
Preferred Stocks
Germany	—	485,465	—
South Korea	—	293,282	—
Rights
Netherlands	3,165	—	—

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Rights (continued)
Switzerland	$—	$—	$1
Affiliated Mutual Fund	1,638,792	—	—
U.S. Treasury Obligation	—	324,988	—

Total	$4,463,648	$82,067,869	$690

Other Financial Instruments*
Assets
Futures Contracts	$62,927	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Banks	8.0%
Pharmaceuticals	6.5
Insurance	4.3
Metals & Mining	3.4
Chemicals	3.3
Automobiles	3.3
Exchange-Traded Fund	3.2
Machinery	3.1
Semiconductors & Semiconductor Equipment	2.9
Textiles, Apparel & Luxury Goods	2.8
Food Products	2.7
Oil, Gas & Consumable Fuels	2.6
Capital Markets	2.6
Technology Hardware, Storage & Peripherals	2.5
Health Care Equipment & Supplies	1.9
Affiliated Mutual Funds	1.9
Personal Products	1.9
Electronic Equipment, Instruments & Components	1.8
Electric Utilities	1.8
IT Services	1.7
Diversified Telecommunication Services	1.7
Electrical Equipment	1.6
Beverages	1.5
Real Estate Management & Development	1.5

Wireless Telecommunication Services	1.5%
Software	1.4
Trading Companies & Distributors	1.4
Professional Services	1.4
Industrial Conglomerates	1.4
Hotels, Restaurants & Leisure	1.3
Equity Real Estate Investment Trusts (REITs)	1.2
Household Durables	1.2
Building Products	1.2
Auto Components	1.0
Internet & Direct Marketing Retail	1.0
Food & Staples Retailing	0.9
Aerospace & Defense	0.9
Biotechnology	0.9
Construction & Engineering	0.8
Tobacco	0.8
Diversified Financial Services	0.7
Multi-Utilities	0.7
Specialty Retail	0.7
Road & Rail	0.7
Air Freight & Logistics	0.7
Household Products	0.7
Entertainment	0.6
Interactive Media & Services	0.6

See Notes to Financial Statements.

Industry Classification (continued):

Construction Materials	0.6%
Life Sciences Tools & Services	0.6
Media	0.5
Transportation Infrastructure	0.5
Health Care Providers & Services	0.5
Gas Utilities	0.5
Multiline Retail	0.4
U.S. Treasury Obligation	0.4
Paper & Forest Products	0.4
Marine	0.4
Commercial Services & Supplies	0.3
Communications Equipment	0.3
Leisure Products	0.3
Containers & Packaging	0.2
Health Care Technology	0.2
Water Utilities	0.1

Airlines	0.0	*%
Independent Power & Renewable Electricity Producers	0.0	*
Energy Equipment & Services	0.0	*
Consumer Finance	0.0	*
Diversified Consumer Services	0.0	*
Distributors	0.0	*

	98.4
Other assets in excess of liabilities	1.6

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$62,927	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$482,232

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$230,660

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

Futures
Contracts—
Long
Positions(1)
$2,650,903

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets

Investments at value:
Unaffiliated investments (cost $66,667,258)	$84,893,415
Affiliated investments (cost $1,638,792)	1,638,792
Foreign currency, at value (cost $817,807)	814,544
Receivable for Fund shares sold	384,707
Dividends receivable	278,053
Tax reclaim receivable	137,232
Due from Manager	5,313
Prepaid expenses	1,186

Total Assets	88,153,242

Liabilities

Custodian and accounting fees payable	102,240
Due to broker—variation margin futures	28,930
Audit fee payable	14,630
Payable for Fund shares purchased	14,215
Shareholders’ reports payable	9,208
Accrued expenses and other liabilities	6,257
Trustees’ fees payable	1,222
Affiliated transfer agent fee payable	84

Total Liabilities	176,786

Net Assets	$87,976,456

Net assets were comprised of:
Shares of beneficial interest, at par	$6,155
Paid-in capital in excess of par	70,180,576
Total distributable earnings (loss)	17,789,725

Net assets, April 30, 2021	$87,976,456

Class R6

Net asset value, offering price and redemption price per share, ($87,976,456 ÷ 6,154,635 shares of beneficial interest issued and outstanding)	$14.29

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      53

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $132,324 foreign withholding tax)	$994,870
Affiliated dividend income	1,320
Income from securities lending, net (including affiliated income of $173)	254

Total income	996,444

Expenses
Management fee	99,500
Custodian and accounting fees	130,019
Pricing fees	23,197
Audit fee	16,734
Fund data services	14,606
Legal fees and expenses	8,277
Trustees’ fees	6,119
Shareholders’ reports	3,968
Transfer agent’s fees and expenses (including affiliated expense of $216)	258
Registration fees	124
SEC registration fees	89
Miscellaneous	7,503

Total expenses	310,394
Less: Fee waiver and/or expense reimbursement	(190,975)

Net expenses	119,419

Net investment income (loss)	877,025

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1)	(162,637)
Futures transactions	482,232
Foreign currency transactions	29,822

349,417

Net change in unrealized appreciation (depreciation) on:
Investments	17,739,407
Futures	230,660
Foreign currencies	1,638

17,971,705

Net gain (loss) on investment and foreign currency transactions	18,321,122

Net Increase (Decrease) In Net Assets Resulting From Operations	$19,198,147

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$877,025	$1,079,795
Net realized gain (loss) on investment and foreign currency transactions	349,417	(882,534)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,971,705	(3,077,513)

Net increase (decrease) in net assets resulting from operations	19,198,147	(2,880,252)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,190,150)	(1,380,800)

Fund share transactions
Net proceeds from shares sold	11,890,962	31,311,713
Net asset value of shares issued in reinvestment of dividends and distributions	1,190,150	1,380,800
Cost of shares purchased	(9,274,970)	(13,076,279)

Net increase (decrease) in net assets from Fund share transactions	3,806,142	19,616,234

Total increase (decrease)	21,814,139	15,355,182

Net Assets:

Beginning of period	66,162,317	50,807,135

End of period	$87,976,456	$66,162,317

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund      55

Notes to Financial Statements  (unaudited)

1.     Organization

Prudential Investment Portfolios 2 (“PIP 2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP 2 currently consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Developed Markets Index Fund (the “Fund”).

The investment objective of the Fund is to provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index.

2.     Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. PIP 2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

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Notes to Financial Statements  (unaudited) (continued)

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the

PGIM QMA International Developed Markets Index Fund    59

Notes to Financial Statements  (unaudited) (continued)

counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The Manager pays for the services of QMA.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.25% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.30% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is

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Notes to Financial Statements  (unaudited) (continued)

made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP 2, registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $8,921,372 and $4,566,125, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wb)
$1,828,205	$10,182,133	$10,371,546	$—	$—	$1,638,792	1,638,792	$1,320

PGIM Institutional Money Market Fund (1)(wb)
—	4,450,430	4,450,431	—	1	—	—	173	(2)
$1,828,205	$14,632,563	$14,821,977	$—	$ 1	$1,638,792		$1,493

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$69,239,118

Gross Unrealized Appreciation	20,933,329
Gross Unrealized Depreciation	(3,577,313)

Net Unrealized Appreciation	$17,356,016

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $650,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

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Notes to Financial Statements  (unaudited) (continued)

7.    Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	6,154,635	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
8	90.7%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	872,974	$11,890,962
Shares issued in reinvestment of dividends and distributions	89,687	1,190,150
Shares purchased	(699,415)	(9,274,970)

Net increase (decrease) in shares outstanding	263,246	$3,806,142

Year ended October 31, 2020:
Shares sold	2,823,157	$31,311,713
Shares issued in reinvestment of dividends and distributions	111,445	1,380,800
Shares purchased	(1,220,850)	(13,076,279)

Net increase (decrease) in shares outstanding	1,713,752	$19,616,234

8.  Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000

SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2021.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

PGIM QMA International Developed Markets Index Fund    65

Notes to Financial Statements  (unaudited) (continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the

Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.    Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM QMA International Developed Markets Index Fund    67

Financial Highlights (unaudited)

	Six Months Ended April 30, 2021					November 17, 2016(a) through October 31, 2017
			Year Ended October 31,
			2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.23		$12.16	$11.36	$12.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.22	0.32	0.32	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.12		(0.82)	0.76	(1.20)	2.30
Total from investment operations	3.27		(0.60)	1.08	(0.88)	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.33)	(0.27)	(0.23)	(0.01)
Distributions from net realized gains	-		-	(0.01)	(0.08)	-
Total dividends and distributions	(0.21)		(0.33)	(0.28)	(0.31)	(0.01)
Net asset value, end of period	$14.29		$11.23	$12.16	$11.36	$12.55
Total Return(c):	29.23%		(5.21)%	9.88%	(7.22)%	25.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87,976		$66,162	$50,807	$41,429	$30,320
Average net assets (000)	$80,260		$56,084	$45,226	$36,379	$20,731
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.30	%(e)	0.30%	0.30%	0.30%	0.33	%(e)
Expenses before waivers and/or expense reimbursement	0.78	%(e)	0.95%	1.12%	1.49%	2.61	%(e)
Net investment income (loss)	2.20	%(e)	1.93%	2.83%	2.56%	2.39	%(e)
Portfolio turnover rate(f)	6%		13%	13%	9%	7%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM QMA International Developed Markets Index Fund	69

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

NASDAQ	PQDMX
CUSIP	74440E607

MF243E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2021